---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying trust for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. The following information from Wellington Management Company, LLP, the subadviser for the Anchor Series Trust Portfolios, should give you some insight into the markets over the past twelve months and how conditions affected the performance of your underlying investments.

                U.S. ECONOMY AND MARKETS IN REVIEW

                  2000 proved to be a difficult year for equity investors as the
                S&P 500 Index posted its worst return since 1977, at -9.1%, the Russell 3000 (a broad market cap index) returned -7.5% and the Russell 2000 (a small cap index) returned -3.0%. Though these indexes were all lower, 56% of the companies that comprise the S&P 500 index had positive returns for the year and the bottom 400 stocks of the S&P 500 (as measured by market cap size) outperformed the top 100 stocks by over 30%; this reversed the trend of the last several years where the largest companies within the index were the outperformers. In fact, most of the -9.1% return of the S&P 500 is attributable to the returns of the top 100 stocks in the index. Even as the broader indexes were down for the year, there were areas of strong performance within certain sectors, as evidenced by the following sector returns: electric companies (53.4%), health (35.9%) and banks (17.9%).

                  Meanwhile, the technology-heavy NASDAQ composite produced its biggest drop ever, returning -39.0% for the year, but an even more dramatic -51.0% from the highs seen in March of this year. This year abruptly ended the remarkable string of five consecutive years of 20%+ returns for the U.S. stock market. While many growth-oriented investors were punished by the precipitous drop of the NASDAQ and the rise and fall of the dotcoms, 2000 marked a strong relative year for value investing as the Russell 1000 Value Index return of 7.0% outpaced the Russell 1000 Growth Index return of -22.4%.

                  The U.S. economy, after surprising on the upside for some time and extending the longest U.S. expansion of history to almost ten years, finally ran out of gas late in the year. Signs of a slowdown began to appear during the second quarter when consumer spending and housing moderated. Added to the mix during the third quarter were higher energy prices, tighter liquidity conditions and decelerating capital spending. These factors translated into moderated economic activity late in the year, producing what will likely be the slowest rate of growth in over five years.

                BOND MARKET REWARDS QUALITY IN 2000

                  Investors in high quality and government bonds were amply
                rewarded during 2000 as illustrated by the strong returns of the Lehman Aggregate Index (11.6%) and Lehman Brothers Government Index (13.2%). The Treasury bond market rallied sharply early in the year with the yield on thirty-year government bonds falling from 6.5% to 5.9%, largely reflecting Treasury debt buybacks. We think that there is still room for rates to move lower given a slowing economy and continued debt reduction. In contrast to the strength in government debt, spread sectors recorded weak relative returns. Furthermore, those investors in high yield were punished even more, as illustrated by the Lehman High Yield Index return of -5.9% for the year. This sector
                                                           ---------------------

---------------------

                was particularly hurt by the tightened credit standards of 2000, negative mutual fund cash flows during the year and the marked lack of liquidity in the high-yield market.

                NON-U.S. MARKETS SUFFER DECLINES

                  Non-U.S. markets were generally down after a strong 1999. The
                MSCI All Country Free (ex U.S.) Index returned -15.1% in 2000. Regional indices were also down sharply for the year as Europe dropped -8.9%, Emerging Markets returned -30.6% and the Pacific Basin returned -25.6%. Whereas 1999 was a year to bet on risk and momentum, 2000 was a year to buy defensive and value stocks. Bets on risky assets and momentum sectors did not pay off.

                  We wrote last year that the biggest story of 1999 was Japan, as the Japanese market and economy seemed to break out of their decade long malaise. In 2000, the story was a reversal of a lot of 1999's gains, as the Japanese market disappointed although economic growth continued at a modest pace. While investors had been broadly excited about the prospects for Japan going into 2000 due to evidence of accelerating economic growth and corporate and regulatory restructuring and reform, this had largely disappeared by year-end. Much of the excitement had been channeled into a relatively small group of Japanese technology, media and telecommunications stocks and when they turned, they took Japan down with them. Therefore, while the MSCI Japan Index declined by over 28.0% last year, the more defensive or domestically oriented sectors did relatively well.

                ANCHOR SERIES TRUST PORTFOLIO REVIEW

                  Within this context, the nine Anchor Series Trust Portfolios turned in mixed performance during 2000. With respect to the four equity portfolios, Natural Resources provided the highest return of +19.4%, benefiting from strong performance in the energy sector while the more aggressive, growth-oriented equity portfolios were adversely affected by the general downdraft of growth stocks. Both the Capital Appreciation and Growth portfolios turned in very strong performances relative to their Lipper universes, though each was down in absolute returns for the year with Capital Appreciation returning -7.5% and Growth returning -1.0% for the year. Growth and Income was also down for the year with a -6.7% return. The two balanced portfolios in the Trust were also adversely affected by the general downdraft of equity markets with Strategic Multi-Asset down -5.6% (due to the major negative impact of international stock exposure) though it did outperform the Lipper Global Flexible Universe average of -6.8%. Multi-Asset returned -0.6%, reflecting its more conservative U.S. focus and lower allocation to stocks.

                  On the fixed income side, as noted above, quality was rewarded and the Government and Quality Bond Portfolio benefited handsomely, returning +11.4%. Also benefiting from the returns of high quality bonds was the Money Market Portfolio, which returned +6.0% for the year. Meanwhile, lower quality bonds were punished, as evidenced by the -10.0% return of the High Yield Portfolio.

                OUTLOOK

                  U.S. economic activity continues to moderate on the heels of slower consumer spending and decelerating capital investment. Annual Real GDP growth in the fourth quarter of 2000 is likely to be in the neighborhood of 1%, the slowest pace since 1995.
---------------------
2

---------------------

                Going forward, inflation will moderate as energy prices recede and competitive retail pricing intensifies. The combination of less growth and lower inflation will allow the Federal Reserve to adopt a more accommodative monetary policy. They have responded early in the new year with two 50 basis point rate cuts. More is coming. Still, recession worries are likely to become more pronounced. While there clearly is downside risk, we continue to feel that the combination of lower oil prices, falling interest rates and more stable financial markets will be sufficient to keep the economy moving ahead. The long-term fundamentals of the U.S. economy haven't changed but remain solid and bright -- secular improvement in productivity, benign inflation and historically high levels of profitability.

                  No major economy is more vulnerable to a global slowdown than
                Japan. Japan's anemic growth rate has probably already peaked and should stall to just 0.5% by the fourth quarter of 2001. The outlook for Europe is better than that for both the U.S. and Japan. Europe is less technology heavy and consumers are less leveraged to equity markets, while reduced inflation as a result of the strengthening euro and government reforms -- including pension changes and tax cuts, should all help European economies and markets get through the current downturn with slower, though still healthy, growth.

                  This concludes the overview from Wellington Management
                Company, LLP. We look forward to reporting to you once again in six month's time and appreciate the confidence you place in us with your investment assets.

                Sincerely,

                /s/ JAY WINTROB

                Jay Wintrob
                President and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                February 8, 2001
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                                                                     PRINCIPAL
                                      SHORT-TERM SECURITIES -- 97.3%                   AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 2.4%
                       Strategic Money Market Trust 6.73% due 1/16/01*(1) (cost
                         $1,500,000)...............................................  $1,500,000   $ 1,500,000
                                                                                                  ------------
                       BANK NOTES -- 13.8%
                       American Express Centurion Bank 6.63% due 1/19/01...........   1,500,000     1,500,000
                       Barclays Bank PLC 6.71% due 2/09/01.........................   1,500,000     1,499,924
                       Credit Agricole Indosuez New York 6.84% due 3/28/01.........   1,000,000       999,933
                       Deutsche Bank AG 6.75% due 2/22/01..........................   1,000,000       999,932
                       Dresdner Bank AG 6.71% due 2/26/01..........................   1,000,000       999,936
                       Harris Trust & Savings Bank 6.63% due 1/24/01...............   1,500,000     1,500,000
                       Svenska Handelsbanken 6.75% due 3/16/01.....................   1,000,000       999,904
                                                                                                  ------------
                       TOTAL BANK NOTES (cost $8,499,629)..........................                 8,499,629
                                                                                                  ------------
                       COMMERCIAL PAPER -- 57.8%
                       Aesop Funding Corp. 6.65% due 1/22/01.......................   1,600,000     1,593,793
                       Archer Daniels Midland Co. 6.46% due 3/08/01................   1,500,000     1,482,235
                       Centric Capital Corp. 6.60% due 1/17/01.....................   1,600,000     1,595,307
                       Corporate Asset Fund 6.55% due 1/11/01......................   1,500,000     1,497,271
                       EW Scripps Co. 6.51% due 2/28/01............................   1,600,000     1,583,219
                       Gannett, Inc. 6.50% due 2/26/01.............................   1,200,000     1,187,867
                       General Electric Capital Corp. 6.46% due 3/20/01............   1,500,000     1,479,005
                       General Motors Acceptance Corp. 6.53% due 1/31/01...........   1,500,000     1,491,837
                       Goldman Sachs Group LP 6.55% due 1/19/01....................   1,600,000     1,594,760
                       Illinois Tool Works, Inc. 6.55% due 1/30/01.................   1,600,000     1,591,558
                       International Business Machines Corp. 7.15% due 1/03/01.....   1,000,000       999,603
                       KFW International Finance, Inc. 6.36% due 3/23/01...........   1,600,000     1,577,104
                       McGraw-Hill Cos., Inc. 6.50% due 2/28/01....................   1,500,000     1,484,292
                       MetLife Funding, Inc. 6.49% due 2/14/01.....................   1,600,000     1,587,308
                       Motorola, Inc. 6.46% due 3/26/01............................   1,500,000     1,477,390
                       National Rural Utilities 6.38% due 5/23/01..................   1,500,000     1,462,252
                       Nationwide Anglia Building Society 6.53% due 2/08/01........   1,600,000     1,588,971
                       New York Times Co. 6.44% due 3/05/01........................   1,600,000     1,581,968
                       President & Fellows Harvard Co. 6.40% due 3/05/01...........   1,600,000     1,582,080
                       Rockwell International Corp. 6.47% due 3/01/01..............   1,300,000     1,286,215
                       Tampa Electric Co. 6.49% due 3/02/01........................   1,500,000     1,483,775
                       UBS Finance, Inc. 6.51% due 2/22/01.........................   1,500,000     1,485,895
                       Variable Funding Capital Corp. 6.58% due 1/03/01............   1,500,000     1,499,452
                       Yale University 6.45% due 3/09/01...........................   1,600,000     1,580,793
                                                                                                  ------------
                       TOTAL COMMERCIAL PAPER (cost $35,773,950)...................                35,773,950
                                                                                                  ------------
                       CORPORATE SHORT-TERM NOTES -- 12.1%
                       British Telecommunications PLC 6.85% due 10/09/01...........   1,000,000     1,000,000
                       International Lease Finance Corp. 5.56% due 9/18/01.........   1,500,000     1,490,503
                       John Deere Capital Corp. 6.98% due 1/30/01(1)...............   1,000,000     1,001,313
                       Monumental Life Insurance Co. 6.82% due 1/19/01(1)..........   2,000,000     2,000,000
                       Morgan (J.P.) & Co., Inc. 6.80% due 2/23/01.................   1,000,000     1,000,000
                       SBC Communications, Inc. 6.71% due 2/15/01*(1)..............   1,000,000     1,000,000
                                                                                                  ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $7,491,816)..........                 7,491,816
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 11.2%
                       Federal National Mortgage Association 6.38% due 3/28/01.....  $3,000,000   $ 2,954,277
                       Federal National Mortgage Association 6.44% due 1/26/01.....   4,000,000     3,982,111
                                                                                                  ------------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $6,936,388)..........                 6,936,388
                                                                                                  ------------
                       TOTAL SHORT-TERM SECURITIES (cost $60,201,783)..............                60,201,783
                                                                                                  ------------

                                       REPURCHASE AGREEMENT -- 0.9%
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $520,000).................................................     520,000       520,000
                                                                                                   -----------

                       TOTAL INVESTMENTS --
                         (cost $60,721,783)                                 98.2%                  60,721,783
                       Other assets less liabilities --                      1.8                    1,126,769
                                                                           -----                   -----------
                       NET ASSETS --                                       100.0%                  $61,848,552
                                                                           =====                   ===========

              -----------------------------

              * Resale restricted to qualified institutional buyers
              (1) Variable rate security -- the rate reflected is as of December
                  31, 2000; maturity date reflects next reset date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 96.4%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 1.7%
                       Harley Davidson Eaglemark 7.07% 2004........................  $ 3,739,386   $  3,770,953
                       Toyota Auto Receivables Owner Trust 7.18% 2004..............    5,000,000      5,076,550
                                                                                                   -------------
                                                                                                      8,847,503
                                                                                                   -------------
                       CONSUMER DISCRETIONARY -- 0.9%
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      5,033,000
                                                                                                   -------------

                       FINANCE -- 8.8%
                       Ace INA Holdings, Inc. 8.30% 2006...........................    5,000,000      5,309,700
                       Associates Corp. North America 6.00% 2005...................    5,000,000      4,928,300
                       Citicorp. 6.75% 2007........................................    5,000,000      4,982,250
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    5,000,000      5,216,664
                       Ford Motor Credit Co. 7.20% 2007............................    5,000,000      4,975,450
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      5,181,850
                       General Motors Acceptance Corp. 7.50% 2005..................    5,000,000      5,119,330
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      5,637,750
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................    5,000,000      4,941,300
                       Ohio National Life Insurance Co. 8.50% 2026*................      200,000        198,644
                       United States Bancorp 7.50% 2026............................      400,000        412,240
                                                                                                   -------------
                                                                                                     46,903,478
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.4%
                       Diageo Capital PLC 6.13% 2005...............................    5,000,000      4,977,650
                       Hewlett-Packard Co. 7.15% 2005..............................    5,000,000      5,149,500
                       Lucent Technologies, Inc. 5.50% 2008........................    5,950,000      4,771,246
                       Motorola, Inc. 5.80% 2008...................................    5,000,000      4,590,810
                       Postal Square L.P. 8.95% 2022...............................    4,569,400      5,489,814
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................    5,000,000      4,767,645
                       Stanford University 6.88% 2024..............................    5,000,000      4,883,495
                       Unilever Capital Corp. 6.88% 2005...........................    5,000,000      5,162,100
                       United Technologies Corp. 6.63% 2004........................    5,000,000      5,096,015
                                                                                                   -------------
                                                                                                     44,888,275
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Walt Disney Co. 5.80% 2008..................................    6,000,000      5,797,920
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Pitney Bowes, Inc. 5.50% 2004...............................    5,000,000      4,855,850
                                                                                                   -------------
                       TRANSPORTATION -- 3.6%
                       American Airlines, Inc. 7.02% 2009..........................    3,225,000      3,299,659
                       Continental Airlines, Inc. 6.32% 2008.......................    5,000,000      4,871,400
                       FedEx Corp. 6.72% 2022......................................    4,882,443      4,898,164
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      5,830,200
                                                                                                   -------------
                                                                                                     18,899,423
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 67.1%
                       Federal Home Loan Banks 5.13% 2003..........................  $10,000,000   $  9,875,000
                       Federal Home Loan Mortgage Corp. 6.00% 2008 - 2029..........   24,840,834     24,364,509
                       Federal Home Loan Mortgage Corp. 7.00% 2010 - 2030..........   22,653,153     22,781,361
                       Federal Home Loan Mortgage Corp. 7.50% 2027.................      224,202        227,915
                       Federal Home Loan Mortgage Corp. 14.75% 2010................       53,133         62,448
                       Federal National Mortgage Association 6.00% 2009 - 2028.....    9,236,841      8,946,253
                       Federal National Mortgage Association 6.50% 2012 - 2028.....    7,809,996      7,805,718
                       Federal National Mortgage Association 7.00% 2005 - 2030.....   33,018,885     34,304,225
                       Government National Mortgage Association 6.50% TBA..........    9,250,000      9,293,383
                       Government National Mortgage Association 6.50%
                         2023 - 2029...............................................   60,240,774     59,566,301
                       Government National Mortgage Association 7.00%
                         2009 - 2027...............................................    7,367,332      7,493,369
                       Government National Mortgage Association 7.50%
                         2022 - 2025...............................................   21,877,329     22,298,857
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................      763,904        810,332
                       Government National Mortgage Association 11.50% 2014........        4,639          5,057
                       Government National Mortgage Association 12.00% 2016........        2,534          2,807
                       Government National Mortgage Association 12.75% 2014........       43,185         48,920
                       Government National Mortgage Association 13.50% 2014........        4,184          4,780
                       United States Treasury Bonds 8.88% 2017 - 2019..............   52,250,000     71,427,995
                       United States Treasury Notes 5.63% 2002.....................   25,000,000     25,203,000
                       United States Treasury Notes 6.13% 2007.....................   50,000,000     52,648,500
                                                                                                   -------------
                                                                                                    357,170,730
                                                                                                   -------------
                       UTILITIES -- 3.9%
                       AT&T Corp. 6.00% 2009.......................................    5,000,000      4,472,300
                       British Telecommunications PLC 7.63% 2005...................    5,000,000      5,058,650
                       Deutsche Telekom International Finance 8.00% 2010...........    5,000,000      5,078,300
                       Hydro Quebec Electric 8.40% 2022............................    5,000,000      5,909,100
                                                                                                   -------------
                                                                                                     20,518,350
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $505,450,515).............                 512,914,529
                                                                                                   -------------
                                                     REPURCHASE AGREEMENT -- 2.6%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $13,915,000)..............................................   13,915,000     13,915,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $519,365,515)                          99.0%                         526,829,529
                       Other assets less liabilities --                1.0                            5,393,022
                                                                     -----                         -------------
                       NET ASSETS --                                 100.0%                        $532,222,551
                                                                     =====                         =============

              -----------------------------

              * Resale restricted to qualified institutional buyers

              TBA -- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO               INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 86.8%                      AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
                       Hexcel Corp. 9.75% 2009.....................................  $ 45,000    $    39,825
                       L-3 Communications Corp. 8.50% 2008.........................   100,000         94,750
                       Loral Space & Communications Ltd. 9.50% 2006................    50,000         33,500
                       Moog, Inc. Series B 10.00% 2006.............................   150,000        147,562
                                                                                                 -----------
                                                                                                     315,637
                                                                                                 -----------
                       AUTOMOTIVE -- 1.1%
                       Exide Corp. 10.00% 2005.....................................   100,000         72,000
                       Federal Mogul Corp. 7.75% 2006..............................    50,000          7,500
                       Federal Mogul Corp. 8.80% 2007..............................   120,000         18,000
                       Key Plastics, Inc. Series B 10.25% 2007(2)..................   100,000          4,000
                       Prestolite Electric, Inc. 9.63% 2008........................   125,000         56,250
                                                                                                 -----------
                                                                                                     157,750
                                                                                                 -----------
                       CABLE -- 9.5%
                       Adelphia Communications Corp. 9.38% 2009....................   100,000         88,000
                       Adelphia Communications Corp. Series B 9.88% 2007...........   250,000        231,250
                       Cablevision SA 13.75% 2009..................................    75,000         54,750
                       Charter Communication Holdings 8.25% 2007...................   100,000         91,000
                       Charter Communication Holdings 10.00% 2009..................   100,000         96,000
                       CSC Holdings, Inc. 8.13% 2009...............................    75,000         76,434
                       Insight Midwest LP 9.75% 2009...............................   200,000        198,500
                       Multicanal SA 10.50% 2007...................................    75,000         51,750
                       NTL, Inc. Series B 10.00% 2007..............................   100,000         88,000
                       RCN Corp. 10.00% 2007.......................................   100,000         56,000
                       Telewest Communications PLC 9.88% 2010......................   100,000         82,000
                       Telewest Communications PLC 11.25% 2008.....................   100,000         88,000
                       United Pan Europe Communications NV 10.88% 2009.............    60,000         39,150
                       United Pan Europe Communications NV 11.25% 2010.............   100,000         64,500
                                                                                                 -----------
                                                                                                   1,305,334
                                                                                                 -----------
                       CHEMICALS -- 4.5%
                       Acetex Corp. 9.75% 2003.....................................    50,000         45,500
                       Arco Chemical Co. 9.80% 2020................................   100,000         94,000
                       Borden Chemicals & Plastics Ltd. 9.50% 2005.................   225,000         83,531
                       Geo Specialty Chemicals, Inc. 10.13% 2008...................   100,000         84,000
                       Georgia Gulf Corp. 10.38% 2007..............................   100,000         93,250
                       Huntsman Corp. 9.50% 2007*..................................    50,000         29,000
                       Lyondell Chemical Co. 10.88% 2009...........................    80,000         75,200
                       Resolution Performance Products, Inc. 13.50% 2010*..........    65,000         66,625
                       Sterling Chemicals, Inc. 11.25% 2007........................    50,000         23,500
                       Sterling Chemicals, Inc. 11.75% 2006........................    50,000         23,750
                                                                                                 -----------
                                                                                                     618,356
                                                                                                 -----------
                       COMMUNICATIONS & MEDIA -- 5.1%
                       Ackerley Group, Inc. 9.00% 2009.............................   125,000        108,750
                       American Color Graphics, Inc. 12.75% 2005...................   150,000        138,000
                       EchoStar DBS Corp. 9.25% 2006...............................    50,000         48,500
                       Globo Comunicacoes E Participating 10.50% 2006*.............   150,000        129,750
                       STC Broadcasting, Inc. 11.00% 2007..........................    50,000         48,000

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA (continued)
                       TV Azteca SA de CV 10.50% 2007..............................  $ 75,000    $    70,875
                       World Color Press, Inc. 8.38% 2008..........................   150,000        152,062
                                                                                                 -----------
                                                                                                     695,937
                                                                                                 -----------
                       CONSUMER GOODS -- 2.9%
                       Corning Consumer Products Co. 9.63% 2008....................   100,000         23,000
                       Polaroid Corp. 11.50% 2006..................................    50,000         27,500
                       Rayovac Corp. 10.25% 2006...................................   150,000        151,500
                       Simmons Co. 10.25% 2009.....................................    65,000         59,475
                       True Temper Sports, Inc. 10.88% 2008........................   150,000        144,188
                                                                                                 -----------
                                                                                                     405,663
                                                                                                 -----------
                       CONSUMER STAPLES -- 1.7%
                       Burlington Industries, Inc. 7.25% 2005......................   150,000         55,500
                       Galey & Lord, Inc. 9.13% 2008...............................   125,000         67,500
                       Pillowtex Corp. 9.00% 2007(2)...............................   225,000          9,000
                       Westpoint Stevens, Inc. 7.88% 2008..........................   150,000        108,000
                                                                                                 -----------
                                                                                                     240,000
                                                                                                 -----------
                       ENERGY -- 6.9%
                       Canadian Forest Oil Ltd. 8.75% 2007.........................   200,000        197,000
                       Clark Refining & Marketing, Inc. 8.63% 2008.................   100,000         75,000
                       P & L Coal Holdings Corp. 8.88% 2008........................   100,000        100,750
                       P & L Coal Holdings Corp. 9.63% 2008........................   100,000         99,625
                       Pen Holdings, Inc. 9.88% 2008...............................   150,000         90,000
                       Pioneer Natural Resources Co. 9.63% 2010....................   100,000        106,000
                       Plains Resources, Inc. 10.25% 2006..........................    85,000         84,787
                       RAM Energy, Inc. 11.50% 2008................................   175,000        134,750
                       RBF Finance Co. 11.00% 2006.................................    60,000         69,450
                                                                                                 -----------
                                                                                                     957,362
                                                                                                 -----------
                       FINANCIAL SERVICES -- 2.5%
                       GS Escrow Corp 7.13% 2005...................................   100,000         95,027
                       People Bank Bridgeport Connecticut 9.88% 2010...............   150,000        152,504
                       Western Financial Savings Bank 8.88% 2007...................   100,000         93,500
                                                                                                 -----------
                                                                                                     341,031
                                                                                                 -----------
                       FOOD & LODGING -- 1.0%
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................   150,000        135,750
                                                                                                 -----------
                       GAMING -- 0.4%
                       Station Casinos, Inc. 8.88% 2008............................    50,000         49,000
                                                                                                 -----------
                       GROCERY -- 0.5%
                       Homeland Stores, Inc. 10.00% 2003...........................   150,000         69,750
                                                                                                 -----------
                       HEALTHCARE -- 5.6%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................    75,000         28,125
                       Beverly Enterprises, Inc. 9.00% 2006........................   150,000        136,687
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................   100,000        103,375
                       Dade International, Inc. 11.13% 2006........................   250,000         56,250
                       DJ Orthopedics LLC 12.63% 2009..............................   100,000         93,000
                       MEDIQ/PRN Life Support Services, Inc. 11.00% 2008(2)........   150,000          1,500
                       Tenet Healthcare Corp. 8.13% 2008...........................   100,000        100,750
                       Triad Hospitals Holdings, Inc. 11.00% 2009..................   105,000        110,906
                       Universal Hospital Services, Inc. 10.25% 2008...............   200,000        140,000
                                                                                                 -----------
                                                                                                     770,593
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 6.4%
                       Allied Waste North America, Inc. 7.88% 2009.................   150,000        141,000
                       Allied Waste North America, Inc. 10.00% 2009................    50,000         46,750

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Anthony Crane Rental LP 10.38% 2008.........................  $150,000    $    57,187
                       Aqua Chemical, Inc. 11.25% 2008.............................    50,000         34,500
                       Grove Worldwide LLC, Inc. 9.25% 2008........................   180,000         14,400
                       Haynes International, Inc. 11.63% 2004......................   150,000        102,000
                       International Wire Group, Inc. 11.75% 2005..................   100,000         97,500
                       IT Group, Inc. 11.25% 2009..................................   150,000        117,000
                       United Rentals, Inc. 9.00% 2009.............................    50,000         37,500
                       Waste Management, Inc. 7.65% 2011...........................   100,000         96,885
                       WESCO Distribution, Inc., Series B 9.13% 2008...............   150,000        132,000
                                                                                                 -----------
                                                                                                     876,722
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 6.4%
                       Amkor Technology, Inc. 9.25% 2006...........................   100,000         94,250
                       Amkor Technology, Inc. 10.50% 2009..........................    50,000         46,875
                       Beckman Coulter, Inc. 7.10% 2003............................    20,000         19,745
                       Beckman Coulter, Inc. 7.45% 2008............................    30,000         28,828
                       Cooperative Computing, Inc. 9.00% 2008......................   145,000         49,300
                       Details Capital Corp. zero coupon 2007(1)...................    50,000         39,000
                       Fairchild Semiconductor Corp. 10.38% 2007...................   100,000         93,000
                       Intersil Corp. 13.25% 2009..................................   140,000        159,600
                       MCMS, Inc. 9.75% 2008.......................................   150,000         97,500
                       Seagate Technology, Inc. 12.50% 2007*.......................   125,000        118,125
                       Viasystems, Inc. 9.75% 2007.................................   175,000        138,250
                                                                                                 -----------
                                                                                                     884,473
                                                                                                 -----------
                       MATERIALS -- 1.1%
                       Consumers Packaging, Inc. 9.75% 2007........................   150,000          3,750
                       Owens Corning 7.50% 2005(2).................................   150,000         28,500
                       Owens-Illinois, Inc. 8.10% 2007.............................   150,000         82,500
                       Silgan Holdings Corp. 9.00% 2009............................    50,000         42,750
                                                                                                 -----------
                                                                                                     157,500
                                                                                                 -----------
                       METALS & MINERALS -- 3.3%
                       AK Steel Holding Corp. 9.13% 2006...........................   100,000         93,000
                       Algoma Steel, Inc. 12.38% 2005..............................    35,000         12,425
                       Bayou Steel Corp. 9.50% 2008................................   150,000         52,875
                       Bethlehem Steel Corp. 10.38% 2003...........................    25,000         17,500
                       Bucyrus International, Inc. 9.75% 2007......................   100,000         44,750
                       Bulong Operation Property Ltd. 12.50% 2008(2)...............    65,000         22,588
                       Kaiser Aluminum & Chemical Corp. 9.88% 2002.................    20,000         17,600
                       Kaiser Aluminum & Chemical Corp. 10.88% 2006................   100,000         82,000
                       LTV Corp. 11.75% 2009(2)....................................   150,000          5,250
                       National Steel Corp. 9.88% 2009.............................    90,000         39,600
                       Weirton Steel Corp. 11.38% 2004.............................   150,000         61,500
                                                                                                 -----------
                                                                                                     449,088
                                                                                                 -----------
                       PAPER PRODUCTS -- 5.6%
                       Abitibi Consolidated, Inc. 8.55% 2010.......................    50,000         50,441
                       Container Corp. of America 9.75% 2003.......................   150,000        149,812
                       Doman Industries 12.00% 2004................................   100,000         97,000
                       Gaylord Container Corp. 9.88% 2008..........................   200,000         72,000
                       Millar Western Forest Products Ltd. 9.88% 2008..............   140,000        110,600
                       Pacifica Papers, Inc. 10.00% 2009...........................   150,000        147,750
                       Paperboard Industries International, Inc. 8.38% 2007........   100,000         73,500
                       Repap New Brunswick, Inc. 10.63% 2005.......................    75,000         76,875
                                                                                                 -----------
                                                                                                     777,978
                                                                                                 -----------
                       REAL ESTATE -- 3.5%
                       Beazer Homes USA, Inc. 8.88% 2008...........................   150,000        138,375
                       Dr. Horton, Inc. 8.00% 2009.................................   100,000         90,000

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                     AMOUNT        VALUE
                       -------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Ryland Group, Inc. 8.25% 2008...............................  $100,000    $    87,000
                       Standard Pacific Corp. 8.50% 2009...........................    75,000         67,687
                       Standard Pacific Corp. 9.50% 2010...........................   100,000         94,625
                                                                                                 -----------
                                                                                                     477,687
                                                                                                 -----------
                       TELECOMMUNICATIONS -- 9.2%
                       360 Networks, Inc. 13.00% 2008..............................    50,000         40,500
                       Callable Net Enterprises, Inc. 9.38% 2009...................   225,000         90,000
                       Exodus Communications, Inc. 11.25% 2008.....................   100,000         89,000
                       Exodus Communications, Inc. 11.63% 2010*....................   100,000         89,000
                       Flag Ltd. 8.25% 2008........................................   100,000         85,000
                       Flag Telecom Holdings Ltd. 11.63% 2010......................   175,000        136,500
                       Global Crossing Holdings Ltd. 9.13% 2006....................   100,000         95,000
                       GST Telecommunications, Inc. 12.75% 2007(2).................   100,000            625
                       GT Group Telecom, Inc. zero coupon 2010(1)..................   100,000         33,000
                       Hermes Europe Railtel 11.50% 2007...........................    75,000         31,500
                       Hyperion Telecommunications, Inc. 12.25% 2004...............   110,000         86,900
                       Intermedia Communications, Inc. 9.50% 2009..................    25,000         17,500
                       Iridium Capital Corp. 14.00% 2005(2)........................   100,000          2,250
                       Iridium LLC 10.88% 2005(2)..................................   150,000          3,375
                       McLeodUSA, Inc. 9.25% 2007..................................    50,000         45,500
                       Millicom., Inc. Cellular SA zero coupon 2006(1).............   100,000         78,500
                       Rhythms Netconnections, Inc. 12.75% 2009....................    15,000          5,600
                       Rhythms Netconnections, Inc. 14.00% 2010....................   150,000         36,000
                       Teligent, Inc. 11.50% 2007..................................    50,000          6,500
                       Williams Communications Group 10.88% 2009...................    50,000         37,250
                       Winstar Communication, Inc. 12.50% 2008.....................   150,000        103,500
                       Worldwide Fiber, Inc. 12.00% 2009...........................   200,000        154,000
                                                                                                 -----------
                                                                                                   1,267,000
                                                                                                 -----------
                       TRANSPORTATION -- 2.8%
                       Atlas Air, Inc. 10.75% 2005.................................   150,000        154,500
                       Kansas City Southern Railway Co. 9.50% 2008*................   100,000        102,500
                       Navistar International Corp. 8.00% 2008.....................    75,000         54,750
                       TFM SA de CV 10.25% 2007....................................    75,000         69,188
                                                                                                 -----------
                                                                                                     380,938
                                                                                                 -----------
                       UTILITIES -- 4.5%
                       Calpine Corp. 8.75% 2007....................................   250,000        248,600
                       CMS Energy Corp. 7.63% 2004.................................   175,000        168,093
                       CMS Energy Corp. 9.88% 2007.................................   100,000        104,786
                       TNP Enterprises, Inc. 10.25% 2010...........................   100,000        104,500
                                                                                                 -----------
                                                                                                     625,979
                                                                                                 -----------
                       TOTAL BONDS & NOTES (cost $15,115,485)......................               11,959,528
                                                                                                 -----------

                                                       COMMON STOCK -- 0.3%           SHARES
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Pathmark Stores, Inc........................................     2,500         41,250
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 0.0%
                       DecisionOne Corp.(4)........................................       110             19
                                                                                                 -----------
                       MULTI-INDUSTRY -- 0.0%
                       Sinking Fund Holdings Group, Inc.*(4).......................        25              2
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $420,503)..........................                   41,271
                                                                                                 -----------

                                                           ---------------------


                                                      PREFERRED STOCK -- 1.6%         SHARES        VALUE
                       -------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.1%
                       Granite Broadcasting Corp. 12.75%(3)........................        80    $    11,967
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Fairfield Manufacturing, Inc. 11.25%(3).....................       100         77,000
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 0.8%
                       Xo Communications, Inc. 13.50% Series B(3)..................       234        107,469
                                                                                                 -----------
                       MULTI-INDUSTRY -- 0.2%
                       Sinking Fund Holdings Group, Inc. 13.75%*(4)................         5          9,170
                       Sinking Fund Holdings Group, Inc. Series B 13.75%(3)(4).....         7         14,000
                                                                                                 -----------
                                                                                                      23,170
                                                                                                 -----------
                       TOTAL PREFERRED STOCK (cost $384,783).......................                  219,606
                                                                                                 -----------

                                                         WARRANTS -- 0.2%+
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Pathmark Stores, Inc. 9/19/10...............................       672          3,234
                                                                                                 -----------
                       TELECOMMUNICATIONS -- 0.0%
                       GT Group Telecom, Inc. 2/1/10*..............................       100          4,350
                                                                                                 -----------
                       UTILITIES -- 0.2%
                       Concentric Network Corp. 12/15/07*..........................       130         22,750
                                                                                                 -----------
                       TOTAL WARRANTS (cost $6,740)................................                   30,334
                                                                                                 -----------
                       TOTAL INVESTMENT SECURITIES (cost $15,927,511)..............               12,250,739
                                                                                                 -----------

                                                                                     PRINCIPAL
                                                   SHORT TERM SECURITIES -- 1.1%      AMOUNT
                       -------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.1%
                       Valujet, Inc. 10.25% due 4/15/01 (cost $144,863)............  $150,000        147,000
                                                                                                 -----------

                                                   REPURCHASE AGREEMENT -- 6.7%
                       -------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $925,000)...........................................   925,000        925,000
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $16,997,374)                                96.7%                  13,322,739
                       Other assets less liabilities --                     3.3                      460,884
                                                                          -----                  -----------
                       NET ASSETS --                                      100.0%                 $13,783,623
                                                                          =====                  ===========

              -----------------------------

              + Non-income producing security

              * Resale restricted to qualified institutional buyers

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (2) Bond in default

              (3) PIK ("Payment-in-Kind") payment made with additional security in lieu of cash

              (4) Fair valued security; See Note 2

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 100.0%                      SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.1%
                       Retail -- 5.1%
                       CVS Corp. ..................................................     2,500    $   149,844
                       Home Depot, Inc. ...........................................     5,100        233,006
                       Target Corp. ...............................................    15,900        512,775
                       Wal-Mart Stores, Inc. ......................................    19,900      1,057,187
                                                                                                 ------------
                                                                                                   1,952,812
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.2%
                       Food, Beverage & Tobacco -- 3.3%
                       Coca-Cola Co. ..............................................    10,400        633,750
                       PepsiCo, Inc. ..............................................    12,800        634,400
                       Household Products -- 3.9%
                       Gillette Co. ...............................................     5,300        191,463
                       Kimberly-Clark Corp. .......................................     7,500        530,175
                       Procter & Gamble Co. .......................................     9,600        753,000
                                                                                                 ------------
                                                                                                   2,742,788
                                                                                                 ------------
                       ENERGY -- 8.3%
                       Energy Services -- 1.5%
                       Schlumberger Ltd. ..........................................     7,200        575,550
                       Energy Sources -- 6.8%
                       Chevron Corp. ..............................................     5,400        455,962
                       Exxon Mobil Corp. ..........................................    15,300      1,330,144
                       Royal Dutch Petroleum Co. ..................................     8,800        532,950
                       Unocal Corp. ...............................................     6,400        247,600
                                                                                                 ------------
                                                                                                   3,142,206
                                                                                                 ------------
                       FINANCE -- 15.1%
                       Banks -- 7.2%
                       Bank One Corp. .............................................     6,700        245,388
                       Chase Manhattan Corp. ......................................     5,450        247,634
                       Citigroup, Inc. ............................................    25,167      1,285,090
                       U.S. Bancorp................................................    18,900        551,644
                       Wachovia Corp. .............................................     6,800        395,250
                       Financial Services -- 3.1%
                       Goldman Sachs Group, Inc. ..................................     4,200        449,138
                       Merrill Lynch & Co., Inc. ..................................    10,600        722,787
                       Insurance -- 4.8%
                       American International Group, Inc.*.........................     9,475        933,880
                       Marsh & McLennan Cos., Inc. ................................     7,600        889,200
                                                                                                 ------------
                                                                                                   5,720,011
                                                                                                 ------------
                       HEALTHCARE -- 17.4%
                       Drugs -- 13.3%
                       American Home Products Corp. ...............................    12,700        807,085
                       Bristol-Myers Squibb Co. ...................................     8,800        650,650
                       Immunex Corp.+..............................................     3,400        138,125
                       Johnson & Johnson Co. ......................................     6,300        661,893

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Merck & Co., Inc. ..........................................     9,000    $   842,625
                       Pfizer, Inc. ...............................................    18,800        864,800
                       Pharmacia Corp. ............................................    12,780        779,580
                       Schering-Plough Corp. ......................................     5,900        334,825
                       Health Services -- 0.7%
                       HCA-The Healthcare Co. .....................................     5,700        250,857
                       Medical Products -- 3.4%
                       Abbott Laboratories, Inc. ..................................    15,000        726,563
                       Baxter International, Inc. .................................     6,500        574,031
                                                                                                 ------------
                                                                                                   6,631,034
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 9.8%
                       Aerospace & Military Technology -- 1.2%
                       United Technologies Corp. ..................................     6,000        471,750
                       Business Services -- 0.9%
                       Waste Management, Inc. .....................................    11,800        327,450
                       Electrical Equipment -- 3.7%
                       Emerson Electric Co. .......................................     4,400        346,775
                       General Electric Co. .......................................    22,300      1,069,006
                       Machinery -- 2.5%
                       Caterpillar, Inc. ..........................................     4,700        222,369
                       Illinois Tool Works, Inc. ..................................     4,600        273,987
                       Minnesota Mining & Manufacturing Co. .......................     3,700        445,850
                       Multi-Industry -- 1.5%
                       Tyco International Ltd. ....................................    10,300        571,650
                                                                                                 ------------
                                                                                                   3,728,837
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 6.9%
                       Broadcasting & Media -- 5.1%
                       America Online, Inc.+.......................................    13,200        459,360
                       AT&T-Liberty Media Group, Inc., Class A+....................    21,800        295,663
                       Gannet Co., Inc. ...........................................     8,900        561,256
                       General Motors Corp., Class H+..............................    10,200        234,600
                       Viacom, Inc. ...............................................     4,123        192,750
                       Walt Disney Co. ............................................     6,800        196,775
                       Leisure & Tourism -- 1.8%
                       Delta Air Lines, Inc. ......................................     4,300        215,806
                       McDonald's Corp. ...........................................    13,700        465,800
                                                                                                 ------------
                                                                                                   2,622,010
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 20.1%
                       Communication Equipment -- 3.9%
                       Cisco Systems, Inc.+........................................    29,300      1,120,725
                       JDS Uniphase Corp.+.........................................     3,500        145,906
                       Motorola, Inc. .............................................    11,200        226,800
                       Computers & Business Equipment -- 3.6%
                       Dell Computer Corp.+........................................    10,000        174,375
                       EMC Corp.+..................................................     4,600        305,900
                       Hewlett-Packard Co. ........................................     7,800        246,188
                       International Business Machines Corp. ......................     7,700        654,500
                       Electronics -- 5.1%
                       Intel Corp. ................................................    24,200        732,050
                       Micron Technology, Inc.+....................................     9,600        340,800
                       Solectron Corp.+............................................     9,100        308,490

---------------------

                                         COMMON STOCK (CONTINUED)                     SHARES        VALUE
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Teradyne, Inc. .............................................     8,100    $   301,725
                       Texas Instruments, Inc. ....................................     5,300        251,088
                       Software -- 7.1%
                       Automatic Data Processing, Inc. ............................     9,300        588,806
                       Computer Sciences Corp.+....................................     3,200        192,400
                       Electronic Data Systems Corp. ..............................     4,200        242,550
                       First Data Corp. ...........................................     8,800        463,650
                       Microsoft Corp.+............................................    21,000        910,875
                       VeriSign, Inc. .............................................     4,012        297,640
                       Telecommunications -- 0.4%
                       Avaya, Inc.+................................................         4             41
                       Nortel Networks Corp. ......................................     5,200        166,725
                                                                                                 ------------
                                                                                                   7,671,234
                                                                                                 ------------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.5%
                       Dow Chemical Co. ...........................................     5,100        186,788
                       E.I. du Pont de Nemours & Co. ..............................     7,800        376,837
                       Metals & Minerals -- 1.2%
                       Alcoa, Inc. ................................................    13,600        455,600
                                                                                                 ------------
                                                                                                   1,019,225
                                                                                                 ------------
                       UTILITIES -- 7.4%
                       Electric Utilities -- 1.8%
                       Exelon Corp. ...............................................     3,225        226,427
                       FPL Group, Inc. ............................................     6,700        480,725
                       Gas & Pipeline Utilities -- 0.8%
                       El Paso Energy Corp. .......................................     4,200        300,825
                       Telephone -- 4.8%
                       SBC Communications, Inc. ...................................    15,300        730,575
                       Verizon Communications......................................    13,900        696,738
                       WorldCom, Inc.+.............................................    27,650        387,100
                                                                                                 ------------
                                                                                                   2,822,390
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $27,244,931)..............               38,052,547
                                                                                                 ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.3%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $120,000)...........................................  $120,000        120,000
                                                                                                 ------------
                       TOTAL INVESTMENTS --
                         (cost $27,364,931)                                 100.3%                38,172,547
                       Liabilities in excess of other
                         assets --                                           (0.3)                   (97,990)
                                                                            -------              ------------
                       NET ASSETS --                                        100.0%               $38,074,557
                                                                            ======               ============

              -----------------------------

              + Non-income producing securities

              * Security represents an investment in an affiliated company

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 96.6%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.6%
                       Retail -- 7.6%
                       Bed Bath & Beyond, Inc.+....................................       69,800   $  1,561,775
                       CVS Corp. ..................................................      145,102      8,697,051
                       Dollar General Corp. .......................................      630,968     11,909,521
                       Family Dollar Stores, Inc. .................................      141,500      3,033,406
                       Home Depot, Inc. ...........................................      222,300     10,156,332
                       Staples, Inc.+..............................................      152,500      1,801,406
                       Target Corp. ...............................................      292,800      9,442,800
                       Venator Group, Inc.+........................................      528,700      8,194,850
                       Wal-Mart Stores, Inc. ......................................      276,000     14,662,500
                                                                                                   -------------
                                                                                                     69,459,641
                                                                                                   -------------
                       CONSUMER STAPLES -- 6.2%
                       Food, Beverage & Tobacco -- 4.8%
                       Coca-Cola Co. ..............................................      150,600      9,177,187
                       Pepsi Bottling Group, Inc. .................................       65,000      2,595,938
                       PepsiCo, Inc. ..............................................      192,700      9,550,694
                       R J Reynolds Tobacco Holdings, Inc. ........................      177,600      8,658,000
                       UST, Inc. ..................................................      457,000     12,824,562
                       Whole Foods Market, Inc.+...................................       17,300      1,057,463
                       Household Products -- 1.4%
                       Gillette Co. ...............................................      119,200      4,306,100
                       Procter & Gamble Co. .......................................      113,500      8,902,656
                                                                                                   -------------
                                                                                                     57,072,600
                                                                                                   -------------
                       ENERGY -- 6.6%
                       Energy Services -- 3.6%
                       Helmerich and Payne, Inc. ..................................       65,100      2,856,263
                       Nabors Industries, Inc.+....................................      215,100     12,723,165
                       R & B Falcon Corp.+.........................................      339,300      7,782,694
                       Schlumberger Ltd. ..........................................      114,200      9,128,862
                       Energy Sources -- 3.0%
                       Exxon Mobil Corp. ..........................................      201,400     17,509,212
                       Murphy Oil Corp. ...........................................       39,800      2,405,413
                       Royal Dutch Petroleum Co. ..................................      122,700      7,431,019
                                                                                                   -------------
                                                                                                     59,836,628
                                                                                                   -------------
                       FINANCE -- 11.4%
                       Banks -- 4.5%
                       Bank One Corp. .............................................      127,200      4,658,700
                       Citigroup, Inc. ............................................      389,946     19,911,617
                       State Street Corp. .........................................       78,200      9,713,222
                       U.S. Bancorp................................................      199,600      5,825,825
                       WestAmerica Bancorp.........................................       21,500        924,500
                       Wilmington Trust Corp. .....................................        9,600        595,800
                       Financial Services -- 2.4%
                       Goldman Sachs Group, Inc. ..................................       78,500      8,394,594
                       Investment Technology Group+................................       45,300      1,891,275
                       Merrill Lynch & Co., Inc. ..................................      172,700     11,775,981

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 4.5%
                       ACE Ltd. ...................................................      243,900   $ 10,350,506
                       American International Group, Inc.*.........................      139,752     13,774,307
                       Marsh & McLennan Cos., Inc. ................................      121,850     14,256,450
                       Reinsurance Group America, Inc. ............................       70,000      2,485,000
                                                                                                   -------------
                                                                                                    104,557,777
                                                                                                   -------------
                       HEALTHCARE -- 19.6%
                       Drugs -- 11.6%
                       Alza Corp.+.................................................       26,200      1,113,500
                       American Home Products Corp. ...............................      217,500     13,822,125
                       Forest Labs, Inc.+..........................................       67,500      8,969,063
                       Genzyme Corp.+..............................................       22,200      1,996,613
                       Gilead Sciences, Inc.+......................................      178,400     14,796,050
                       Immunex Corp.+..............................................      370,500     15,051,562
                       Johnson & Johnson Co. ......................................       78,500      8,247,406
                       Merck & Co., Inc. ..........................................      139,900     13,098,137
                       Pfizer, Inc. ...............................................      257,400     11,840,400
                       Pharmacia Corp. ............................................      193,639     11,811,979
                       Schering Plough Corp. ......................................       89,100      5,056,425
                       Health Services -- 3.3%
                       Healthsouth Corp.+..........................................      572,300      9,335,644
                       IMS Health, Inc. ...........................................      104,300      2,816,100
                       Laboratory Corp. of America Holdings+.......................       50,400      8,870,400
                       Quest Diagnostics, Inc.+....................................       62,400      8,860,800
                       Trigon Healthcare, Inc.+....................................        5,200        404,625
                       Medical Products -- 4.7%
                       Abbott Laboratories, Inc. ..................................      205,500      9,953,906
                       Baxter International, Inc. .................................      105,300      9,299,306
                       Beckman Coulter, Inc. ......................................      338,600     14,200,038
                       Biomet, Inc. ...............................................       54,000      2,143,125
                       St. Jude Medical, Inc.+.....................................      126,700      7,784,131
                                                                                                   -------------
                                                                                                    179,471,335
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 8.7%
                       Aerospace & Military Technology -- 0.8%
                       United Technologies Corp. ..................................       90,000      7,076,250
                       Business Services -- 3.8%
                       Affiliated Computer Services, Inc.+.........................       20,100      1,219,819
                       Devry, Inc.+................................................       13,200        498,300
                       G & K Services, Inc., Class A...............................       86,000      2,418,750
                       Herman Miller, Inc. ........................................      105,900      3,044,625
                       Ionics, Inc.+...............................................       63,200      1,793,300
                       Iron Mountain, Inc.+........................................      245,300      9,106,762
                       Manpower, Inc. .............................................      179,000      6,802,000
                       Tetra Tech, Inc.+...........................................       28,843        919,370
                       United Rentals, Inc.+.......................................      166,022      2,230,921
                       Waste Management, Inc. .....................................      232,600      6,454,650
                       Electrical Equipment -- 2.4%
                       Emerson Electric Co.........................................       48,200      3,798,762
                       General Electric Co. .......................................      329,600     15,800,200
                       Littelfuse, Inc.+...........................................       81,800      2,341,525
                       Machinery -- 1.6%
                       Illinois Tool Works, Inc. ..................................       90,000      5,360,625
                       Nordson Corp. ..............................................       43,000      1,096,500
                       Tyco International Ltd. ....................................      152,500      8,463,750

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 0.1%
                       EGL, Inc.+..................................................       61,800   $  1,460,188
                                                                                                   -------------
                                                                                                     79,886,297
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 6.1%
                       Broadcasting & Media -- 4.6%
                       America Online, Inc.+.......................................      251,400      8,748,720
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............      510,800      6,927,725
                       Catalina Marketing Corp.+...................................       73,900      2,877,481
                       Gannett Co., Inc. ..........................................      110,000      6,936,875
                       General Motors Corp., Class H+..............................      196,300      4,514,900
                       TMP Worldwide, Inc.+........................................       45,800      2,519,000
                       Viacom, Inc.+...............................................      126,574      5,917,335
                       Walt Disney Co. ............................................      112,900      3,267,044
                       Entertainment Products -- 0.2%
                       Speedway Motorsports, Inc.+.................................       93,000      2,232,000
                       Leisure & Tourism -- 1.3%
                       McDonald's Corp. ...........................................      196,000      6,664,000
                       Ryanair Holdings PLC ADR+...................................       93,100      5,184,506
                                                                                                   -------------
                                                                                                     55,789,586
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 22.3%
                       Communication Equipment -- 4.8%
                       Avaya Inc.+.................................................       13,489        139,105
                       Black Box Corp.+............................................       20,000        966,250
                       Cisco Systems, Inc.+........................................      426,900     16,328,925
                       CommScope, Inc.+............................................       94,400      1,563,500
                       DMC Stratex Networks, Inc.+.................................       94,700      1,420,500
                       Exodus Communications, Inc.+................................       77,500      1,550,000
                       JDS Uniphase Corp.+.........................................       71,800      2,993,162
                       Juniper Networks, Inc.+.....................................       21,000      2,647,313
                       Nokia Corp., Class A ADR....................................       83,100      3,614,850
                       Nortel Networks Corp. ......................................      163,900      5,255,044
                       Tellabs, Inc.+..............................................       80,500      4,548,250
                       Computers & Business Equipment -- 2.6%
                       Dell Computer Corp.+........................................      163,200      2,845,800
                       EMC Corp.+..................................................       67,800      4,508,700
                       Hewlett Packard Co. ........................................      142,800      4,507,125
                       International Business Machines Corp. ......................      112,500      9,562,500
                       Palm, Inc.+.................................................       91,000      2,576,438
                       Symbol Technologies, Inc. ..................................       68,375      2,461,500
                       Electronics -- 4.1%
                       Applied Materials, Inc.+....................................       92,400      3,528,525
                       Dallas Semiconductor Corp. .................................       73,900      1,893,687
                       Intel Corp. ................................................      343,400     10,387,850
                       Micron Technology, Inc.+....................................      152,600      5,417,300
                       Novellus Systems, Inc.+.....................................        6,900        247,969
                       Solectron Corp.+............................................      164,400      5,573,160
                       Texas Instruments, Inc. ....................................      118,800      5,628,150
                       Veeco Instruments, Inc.+....................................      125,400      5,031,675
                       Software -- 10.8%
                       Acxiom Corp.+...............................................       77,400      3,013,762
                       American Management Systems, Inc.+..........................       80,400      1,592,925
                       Automatic Data Processing, Inc. ............................      160,800     10,180,650
                       Cognos, Inc.+...............................................       17,100        321,694
                       Computer Sciences Corp.+....................................       80,200      4,822,025
                       DST Systems, Inc.+..........................................       21,200      1,420,400

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software (continued)
                       E.Piphany , Inc.+...........................................      194,700   $ 10,501,631
                       First Data Corp. ...........................................      130,000      6,849,375
                       Fiserv, Inc.+...............................................       39,300      1,864,294
                       Intuit, Inc.+...............................................       27,600      1,088,475
                       Macromedia, Inc.+...........................................       25,900      1,573,425
                       Microsoft Corp.+............................................      316,100     13,710,837
                       Nova Corp.+.................................................       96,100      1,915,994
                       Oracle Corp.+...............................................      145,000      4,214,062
                       Rational Software Corp.+....................................      362,900     14,130,419
                       Sungard Data Systems, Inc.+.................................       22,300      1,050,888
                       Systems & Computer Technology Corp.+........................      105,500      1,298,969
                       VeriSign, Inc.+.............................................      106,287      7,885,167
                       Verity, Inc.+...............................................       66,400      1,597,750
                       Vignette Corp.+.............................................      536,100      9,649,800
                                                                                                   -------------
                                                                                                    203,879,820
                                                                                                   -------------
                       MATERIALS -- 1.0%
                       Chemicals -- 0.7%
                       E.I. du Pont de Nemours & Co. ..............................      129,500      6,256,469
                       Forest Products -- 0.3%
                       Bemis Co., Inc. ............................................       72,000      2,416,500
                                                                                                   -------------
                                                                                                      8,672,969
                                                                                                   -------------
                       UTILITIES -- 7.1%
                       Electric Utilities -- 1.2%
                       Calpine Corp.+..............................................      183,900      8,286,994
                       Montana Power Co. ..........................................      113,500      2,355,125
                       Gas & Pipeline Utilities -- 0.6%
                       El Paso Energy Corp. .......................................       70,800      5,071,050
                       Telephone -- 5.3%
                       Allegiance Telecom, Inc.+...................................      312,000      6,946,875
                       Global Crossing, Ltd.+......................................      117,500      1,681,718
                       McLeodUSA, Inc.+............................................    1,100,600     15,545,975
                       SBC Communications, Inc. ...................................      226,800     10,829,700
                       Verizon Communications, Inc. ...............................      142,600      7,147,825
                       WorldCom, Inc.+.............................................      467,500      6,545,000
                                                                                                   -------------
                                                                                                     64,410,262
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $682,845,779).............                 883,036,915
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.6%                                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------

                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $32,775,000)........................................  $32,775,000   $ 32,775,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $715,620,779)                               100.2%                   915,811,915
                       Liabilities in excess of other assets --             (0.2)                    (1,626,301)
                                                                           -----                  -------------
                       NET ASSETS --                                       100.0%                  $914,185,614
                                                                           =====                  =============

              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 92.9%                         SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.2%
                       Retail -- 8.2%
                       Bed Bath & Beyond, Inc.+....................................     1,550,000   $   34,681,250
                       Dollar General Corp. .......................................       250,000        4,718,750
                       Dollar Tree Stores, Inc.+...................................       525,000       12,862,500
                       Home Depot, Inc. ...........................................       482,500       22,044,219
                       Staples, Inc.+..............................................     1,725,000       20,376,562
                       Target Corp. ...............................................     1,550,000       49,987,500
                       Wal-Mart Stores, Inc. ......................................       300,000       15,937,500
                                                                                                    ---------------
                                                                                                       160,608,281
                                                                                                    ---------------
                       CONSUMER STAPLES -- 3.7%
                       Food, Beverage & Tobacco -- 2.4%
                       McCormick & Co., Inc. ......................................       122,500        4,417,656
                       PepsiCo, Inc. ..............................................       325,000       16,107,813
                       Sara Lee Corp. .............................................     1,100,000       27,018,750
                       Household Products -- 1.3%
                       Kimberly-Clark Corp. .......................................       350,000       24,741,500
                                                                                                    ---------------
                                                                                                        72,285,719
                                                                                                    ---------------
                       ENERGY -- 3.3%
                       Energy Services -- 1.3%
                       Noble Drilling Corp.+.......................................       195,000        8,470,312
                       R & B Falcon Corp.+.........................................       250,000        5,734,375
                       Transocean Sedco Forex, Inc. ...............................       245,000       11,270,000
                       Energy Sources -- 2.0%
                       Unocal Corp. ...............................................     1,000,000       38,687,500
                                                                                                    ---------------
                                                                                                        64,162,187
                                                                                                    ---------------
                       FINANCE -- 5.7%
                       Banks -- 1.7%
                       Citigroup, Inc. ............................................       475,976       24,304,525
                       Cullen/Frost Bankers, Inc. .................................       209,700        8,768,081
                       Financial Services -- 1.5%
                       Nasdaq 100 Share Index+.....................................       500,000       29,187,500
                       Insurance -- 2.5%
                       ACE Ltd. ...................................................       674,900       28,641,068
                       AMBAC Financial Group, Inc. ................................       100,000        5,831,250
                       MBIA, Inc. .................................................       188,200       13,950,325
                                                                                                    ---------------
                                                                                                       110,682,749
                                                                                                    ---------------
                       HEALTHCARE -- 20.9%
                       Drugs -- 11.2%
                       AstraZeneca PLC ADR.........................................       835,000       43,002,500
                       Ciphergen Biosystems, Inc.+.................................       151,200        2,003,400
                       Exelixis, Inc.+.............................................       115,100        1,683,338
                       Forest Laboratories, Inc.+..................................        94,800       12,596,550
                       Gene Logic, Inc.+...........................................       255,000        4,685,625
                       Genset SA ADR+..............................................       360,000        4,545,000
                       Genzyme Corp.+..............................................       615,400       55,347,537

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Gilead Sciences, Inc.+......................................       245,000   $   20,319,688
                       Human Genome Sciences, Inc.+................................       104,600        7,250,088
                       Immunex Corp.+..............................................     1,205,300       48,965,312
                       Pharmacia Corp. ............................................       297,500       18,147,500
                       Health Services -- 3.6%
                       Healthsouth Corp.+..........................................     1,000,000       16,312,500
                       IMS Health, Inc. ...........................................       892,100       24,086,700
                       Quest Diagnostics, Inc.+....................................        44,600        6,333,200
                       Tenet Healthcare Corp. .....................................       550,000       24,440,625
                       Medical Products -- 6.1%
                       Aclara Biosciences, Inc.+...................................       319,700        3,476,737
                       Arrow International, Inc. ..................................        79,300        2,987,380
                       Baxter International, Inc. .................................       490,000       43,273,125
                       Beckman Coulter, Inc. ......................................       430,000       18,033,125
                       Becton Dickinson & Co. .....................................       220,000        7,617,500
                       Bruker Daltonics, Inc.+.....................................        30,000          706,875
                       Gambro AB, Series A.........................................     1,454,400       10,554,762
                       Sequenom, Inc.+.............................................       335,000        4,690,000
                       St. Jude Medical, Inc.+.....................................       130,000        7,986,875
                       Varian Medical Systems, Inc.+...............................       290,000       19,701,875
                                                                                                    ---------------
                                                                                                       408,747,817
                                                                                                    ---------------
                       INDUSTRIAL & COMMERCIAL -- 7.7%
                       Aerospace & Military Technology -- 1.6%
                       Embraer Aircraft Corp. SA ADR...............................       250,000        9,937,500
                       United Technologies Corp. ..................................       265,000       20,835,625
                       Business Services -- 3.5%
                       Iron Mountain, Inc.+........................................       588,600       21,851,775
                       Manpower, Inc. .............................................       350,000       13,300,000
                       Waste Management, Inc. .....................................     1,239,300       34,390,575
                       Machinery -- 1.9%
                       Illinois Tool Works, Inc. ..................................       366,300       21,817,744
                       Tyco International Ltd. ....................................       275,000       15,262,500
                       Transportation -- 0.7%
                       Atlas Air, Inc.+............................................       248,000        8,091,000
                       Werner Enterprises, Inc. ...................................       311,000        5,287,000
                                                                                                    ---------------
                                                                                                       150,773,719
                                                                                                    ---------------
                       INFORMATION & ENTERTAINMENT -- 16.5%
                       Broadcasting & Media -- 15.1%
                       America Online, Inc.+.......................................     1,235,000       42,978,000
                       American Tower Corp., Class A+..............................       778,400       29,481,900
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............     3,363,000       45,610,687
                       China Unicom Ltd. ADR+......................................       770,800       11,369,300
                       Clear Channel Communications, Inc.+.........................       528,423       25,595,489
                       Crown Castle International Corp.+*..........................       470,100       12,722,081
                       EchoStar Communications Corp., Class A+.....................       925,200       21,048,300
                       EW Scripps Co., Class A.....................................       255,100       16,039,412
                       General Motors Corp., Class H+..............................       820,000       18,860,000
                       Infinity Broadcasting Corp., Class A+.......................       650,000       18,159,375
                       Pegasus Communications Corp.+...............................       521,600       13,431,200
                       PrimaCom AG ADR+............................................       426,800        2,320,725
                       Rural Celluar Corp., Class A+...............................        52,300        1,549,388
                       UnitedGlobalCom, Inc., Class A+.............................       286,400        3,902,200
                       Univision Communications, Inc., Class A+....................       172,800        7,074,000
                       US Unwired, Inc., Class A+..................................       150,700          696,988

---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       USA Networks, Inc.+.........................................     1,250,000   $   24,296,875
                       Leisure & Tourism -- 1.4%
                       Ryanair Holdings PLC ADR+...................................       474,800       26,440,425
                                                                                                    ---------------
                                                                                                       321,576,345
                                                                                                    ---------------
                       INFORMATION TECHNOLOGY -- 20.9%
                       Communication Equipment -- 3.1%
                       Cabletron Systems, Inc.+....................................       212,200        3,196,262
                       Cisco Systems, Inc.+........................................       650,000       24,862,500
                       DMC Stratex Networks, Inc.+.................................       265,000        3,975,000
                       Exodus Communications, Inc.+................................     1,188,700       23,774,000
                       Gilat Satellite Networks Ltd.+..............................       104,300        2,659,650
                       REMEC, Inc.+................................................       320,150        3,081,444
                       Computers & Business Equipment -- 3.4%
                       EMC Corp.+..................................................       300,000       19,950,000
                       Handspring, Inc.+...........................................       227,000        8,838,812
                       Palm, Inc.+.................................................     1,309,263       37,068,509
                       Electronics -- 3.4%
                       EMCORE Corp.+...............................................       115,400        5,423,800
                       Flextronics International Ltd.+.............................       388,400       11,069,400
                       Novellus Systems, Inc.+.....................................       295,700       10,626,719
                       SCI Systems, Inc.+..........................................       295,000        7,780,625
                       Solectron Corp.+............................................       365,000       12,373,500
                       Teradyne, Inc.+.............................................       240,000        8,940,000
                       Texas Instruments, Inc. ....................................       206,500        9,782,937
                       Software -- 11.0%
                       Agile Software Corp.+.......................................       165,000        8,146,875
                       Ceridian Corp.+.............................................       227,800        4,541,763
                       E.piphany, Inc.+............................................       185,000        9,978,437
                       First Data Corp. ...........................................       830,000       43,730,625
                       HomeStore.com, Inc.+........................................       338,400        6,810,300
                       Intuit, Inc.+...............................................       185,000        7,295,938
                       Microsoft Corp.+............................................       175,000        7,590,625
                       Rational Software Corp.+....................................     1,147,900       44,696,356
                       The BISYS Group, Inc.+......................................       571,400       29,784,225
                       VeriSign, Inc.+.............................................       609,315       45,203,557
                       Vignette Corp.+.............................................       450,000        8,100,000
                                                                                                    ---------------
                                                                                                       409,281,859
                                                                                                    ---------------
                       MATERIALS -- 1.1%
                       Chemicals -- 0.0%
                       Syngenta AG ADR+............................................            19              208
                       Metals & Minerals -- 1.1%
                       Freeport-McMoRan Copper & Gold, Inc., Class A+..............       700,000        5,775,000
                       Freeport-McMoRan Copper & Gold, Inc., Class B+..............       883,500        7,564,969
                       Stillwater Mining Co.+......................................       220,000        8,657,000
                                                                                                    ---------------
                                                                                                        21,997,177
                                                                                                    ---------------
                       REAL ESTATE -- 0.1%
                       Real Estate Investment Trusts -- 0.1%
                       Archstone Communities Trust.................................       107,200        2,760,400
                                                                                                    ---------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES           VALUE
                       --------------------------------------------------------------------------------------------
                       UTILITIES -- 4.8%
                       Electric Utilities -- 0.3%
                       Calpine Corp.+..............................................       121,400   $    5,470,588
                       Telephone -- 4.5%
                       Allegiance Telecom, Inc.+...................................       630,000       14,027,344
                       Broadwing, Inc.+............................................       482,500       11,007,031
                       Colt Telecom Group PLC+.....................................       442,700        9,532,360
                       Global Crossing Ltd.+.......................................       931,100       13,326,369
                       McLeodUSA, Inc., Class A+...................................       963,800       13,613,675
                       NTL, Inc.+..................................................     1,104,500       26,438,968
                                                                                                    ---------------
                                                                                                        93,416,335
                                                                                                    ---------------
                       TOTAL COMMON STOCK (cost $1,535,880,272)....................                  1,816,292,588
                                                                                                    ---------------


                       PREFERRED STOCK -- 1.1%
                       --------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.1%
                       Broadcasting & Media -- 1.1%
                       News Corp. Ltd. ADR (cost $25,166,354)......................       730,000       21,215,625
                                                                                                    ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,561,046,626)...........                  1,837,508,213
                                                                                                    ---------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 6.8%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) (cost
                         $133,010,000).............................................  $133,010,000      133,010,000
                                                                                                    ---------------
                       TOTAL INVESTMENTS --
                         (cost $1,694,056,626)                        100.8%                         1,970,518,213
                       Liabilities in excess of other assets --        (0.8)                           (15,625,932)
                                                                      -----                         ---------------
                       NET ASSETS --                                  100.0%                         $1,954,892,281
                                                                      =====                         ===============

              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 99.5%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 59.5%
                       Energy Services -- 16.1%
                       Baker Hughes, Inc. .........................................      39,000   $ 1,620,937
                       Nabors Industries, Inc.+....................................      22,700     1,342,705
                       Precision Drilling Corp. ...................................      31,500     1,181,014
                       Pride International, Inc. ..................................      53,200     1,310,050
                       R & B Falcon Corp. .........................................      95,700     2,195,119
                       Rowan Cos., Inc.+...........................................      84,800     2,289,600
                       Weatherford International, Inc.+............................      33,900     1,601,775
                       Energy Sources -- 43.4%
                       Alberta Energy Co., Ltd. ...................................      32,600     1,560,141
                       Anadarko Petroleum Corp. ...................................      23,665     1,682,108
                       Burlington Resources, Inc. .................................      21,800     1,100,900
                       Canadian Natural Resources Ltd. ADR+........................      72,000     1,991,602
                       Chevron Corp. ..............................................      17,200     1,452,325
                       Cross Timbers Oil Co. ......................................      60,500     1,678,875
                       EOG Resources, Inc. ........................................      30,250     1,654,297
                       Evergreen Resources, Inc.+..................................      35,200     1,359,600
                       Exxon Mobil Corp. ..........................................      23,242     2,020,601
                       Gulf Canada Resource Ltd....................................     278,388     1,419,495
                       Husky Energy, Inc.+.........................................       8,981        89,193
                       Imperial Oil Ltd. ..........................................      51,500     1,354,179
                       Kerr-McGee Corp. ...........................................      17,400     1,164,713
                       Nexen, Inc.+................................................      38,200       942,078
                       Norsk Hydro ASA ADR.........................................      33,000     1,388,063
                       Ocean Energy, Inc. .........................................      56,200       976,475
                       Petro Canada................................................      58,600     1,486,189
                       Petroleo Brasileiro SA+.....................................      43,100     1,088,275
                       Phillips Petroleum Co. .....................................      21,200     1,205,750
                       Repsol SA ADR...............................................      72,000     1,161,000
                       Suncor Energy, Inc. ........................................      60,000     1,531,694
                       Talisman Energy, Inc.+......................................      52,600     1,951,070
                       Total SA ADR................................................      10,700       777,756
                                                                                                  ------------
                                                                                                   42,577,579
                                                                                                  ------------
                       MATERIALS -- 40.0%
                       Forest Products -- 4.4%
                       Smurfit-Stone Container Corp.+..............................     135,500     2,024,031
                       Weyerhaeuser Co. ...........................................      22,400     1,136,800
                       Metals & Minerals -- 35.6%
                       Alcan Aluminum Ltd. ........................................      59,500     2,034,157
                       Alcoa, Inc. ................................................      42,300     1,417,050
                       Anglo American Platinum Corp., Ltd. ........................      30,700     1,432,964
                       Barrick Gold Corp. .........................................      63,900     1,046,682
                       Billiton PLC................................................     695,693     2,683,896
                       Cleveland-Cliffs, Inc. .....................................      90,400     1,949,250
                       Compania De Minas Buenaventura SA, Series B ADR.............     104,400     1,513,800
                       DeBeers Consolidated Mines Ltd. ADR.........................      46,600     1,246,550
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............     339,200     2,798,400
                       Gold Fields.................................................     275,200       931,032

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Nucor Corp. ................................................      50,700   $ 2,012,156
                       Rio Tinto PLC...............................................     108,783     1,916,173
                       Stillwater Mining Co.+......................................      93,125     3,664,469
                       USX United States Steel Group...............................      48,400       871,200
                                                                                                  ------------
                                                                                                   28,678,610
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $60,956,655)..............                71,256,189
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.6%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)
                         (cost $4,055,000).........................................  $4,055,000     4,055,000
                                                                                                  ------------
                       TOTAL INVESTMENTS -- (cost $65,011,655)     105.1%                          75,311,189
                       Liabilities in excess of other
                         assets --                                  (5.1)                          (3,686,614)
                                                                   -----                          ------------
                       NET ASSETS --                               100.0%                         $71,624,575
                                                                   =====                          ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 58.0%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY -- 58.0%
                       Aerospace & Military Technology -- 0.7%
                       United Technologies Corp. ..................................        9,200   $    723,350
                       Banks -- 4.1%
                       Bank One Corp. .............................................       10,900        399,212
                       Chase Manhattan Corp. ......................................        8,900        404,394
                       Citigroup, Inc.@............................................       41,207      2,104,132
                       U.S. Bancorp................................................       26,400        770,550
                       Wachovia Corp. .............................................       12,600        732,375
                       Broadcasting & Media -- 3.2%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............       48,200        653,712
                       America Online, Inc.+.......................................       20,300        706,440
                       Gannett Co., Inc. ..........................................       17,100      1,078,369
                       General Motors Corp., Class H+..............................       21,000        483,000
                       Viacom, Inc.+...............................................        9,842        460,114
                       Business Services -- 0.5%
                       Waste Management, Inc. .....................................       19,700        546,675
                       Chemicals -- 1.0%
                       Dow Chemical Co. ...........................................       13,300        487,113
                       E. I. duPont de Nemours & Co. ..............................       12,000        579,750
                       Communication Equipment -- 2.4%
                       Cisco Systems, Inc.+........................................       45,400      1,736,550
                       JDS Uniphase Corp.+.........................................        5,700        237,619
                       Motorola, Inc. .............................................       18,700        378,675
                       Nortel Networks Corp. ......................................        8,500        272,531
                       Computers & Business Equipment -- 2.2%
                       Dell Computer Corp.+........................................       18,300        319,106
                       EMC Corp.+..................................................        7,400        492,100
                       Hewlett Packard Co. ........................................       15,400        486,063
                       International Business Machines Corp. ......................       12,100      1,028,500
                       Drugs -- 7.7%
                       American Home Products Corp. ...............................       20,800      1,321,840
                       Bristol-Myers Squibb Co. ...................................       12,600        931,612
                       Immunex Corp.+..............................................        5,600        227,500
                       Johnson & Johnson Co........................................        9,500        998,094
                       Merck & Co., Inc. ..........................................       13,000      1,217,125
                       Pfizer, Inc. ...............................................       36,200      1,665,200
                       Pharmacia Corp. ............................................       19,812      1,208,532
                       Schering Plough Corp. ......................................        9,700        550,475
                       Electric Utilities -- 1.1%
                       Exelon Corp. ...............................................        3,762        264,130
                       FPL Group Inc. .............................................       12,700        911,225
                       Electrical Equipment -- 2.1%
                       Emerson Electric Co. .......................................        7,400        583,213
                       General Electric Co. .......................................       35,700      1,711,369

                                                           ---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electronics -- 3.0%
                       Intel Corp. ................................................       37,400   $  1,131,350
                       Micron Technology, Inc.+ ...................................       17,300        614,150
                       Solectron Corp.+ ...........................................       16,700        566,130
                       Teradyne, Inc.+ ............................................       14,100        525,225
                       Texas Instruments, Inc. ....................................        8,900        421,637
                       Energy Services -- 0.9%
                       Schlumberger Ltd. ..........................................       12,300        983,231
                       Energy Sources -- 3.9%
                       Chevron Corp. ..............................................        7,500        633,281
                       Conoco, Inc. ...............................................       27,500        795,782
                       Exxon Mobil Corp.@..........................................       24,800      2,156,050
                       Unocal Corp. ...............................................       13,900        537,756
                       Financial Services -- 1.8%
                       Goldman Sachs Group, Inc. ..................................        6,600        705,788
                       Merrill Lynch & Co., Inc. ..................................       17,500      1,193,281
                       Food, Beverage & Tobacco -- 2.0%
                       Coca-Cola Co. ..............................................       18,000      1,096,875
                       PepsiCo, Inc. ..............................................       20,700      1,025,944
                       Gas & Pipeline Utilities -- 0.4%
                       El Paso Energy Corp. .......................................        6,800        487,050
                       Health Services -- 0.4%
                       HCA -- The Healthcare Co. ..................................       10,200        448,902
                       Household Products -- 2.3%
                       Gillette Co. ...............................................       12,000        433,500
                       Kimberly-Clark Corp. .......................................       11,900        841,211
                       Procter & Gamble Co. .......................................       14,900      1,168,718
                       Insurance -- 2.8%
                       American International Group, Inc.*.........................       15,168      1,494,996
                       Marsh & McLennan Co., Inc. .................................       12,500      1,462,500
                       Leisure & Tourism -- 1.1%
                       Delta Air Lines, Inc. ......................................        7,000        351,312
                       McDonald's Corp. ...........................................       23,400        795,600
                       Machinery -- 2.1%
                       Caterpillar, Inc. ..........................................        8,500        402,156
                       Illinois Tool Works, Inc. ..................................        7,700        458,631
                       Minnesota Mining & Manufacturing Co. .......................        3,400        409,700
                       Tyco International Ltd. ....................................       16,500        915,750
                       Medical Products -- 1.9%
                       Abbott Laboratories.........................................       24,100      1,167,344
                       Baxter International, Inc. .................................        9,700        856,631
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................       21,000        703,500
                       Retail -- 3.3%
                       CVS Corp. ..................................................        2,900        173,819
                       Home Depot, Inc. ...........................................       16,550        756,128
                       Target Corp. ...............................................       26,200        844,950
                       Wal-Mart Stores, Inc. ......................................       31,800      1,689,375

---------------------


                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Software -- 4.0%
                       Automatic Data Processing, Inc. ............................       16,500   $  1,044,656
                       Computer Sciences Corp.+....................................        5,800        348,725
                       Electronic Data Systems Corp. ..............................        7,000        404,250
                       First Data Corp. ...........................................        9,600        505,800
                       Microsoft Corp.+............................................       34,900      1,513,788
                       VeriSign, Inc.+ ............................................        5,695        422,498
                       Telephone -- 2.4%
                       SBC Communications, Inc. ...................................       25,100      1,198,525
                       Verizon Communications, Inc.................................       13,800        691,725
                       WorldCom, Inc.+.............................................       45,200        632,800
                                                                                                   -------------
                                                                                                     61,681,665
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $43,910,233).......................                  61,681,665
                                                                                                   -------------
                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 38.0%                       AMOUNT
                       -----------------------------------------------------------------------------------------
                       CORE BOND -- 38.0%
                       AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
                       Northrop Grumman Corp. 8.63% 2004...........................  $ 1,000,000      1,065,210
                       CONSUMER DISCRETIONARY -- 0.9%
                       CVS Corp. 5.50% 2004........................................    1,000,000        971,534
                       ENERGY -- 0.9%
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000      1,005,570
                       FINANCE -- 7.3%
                       Ace Capital Trust II 9.70% 2030.............................    1,000,000      1,060,457
                       Bankers Trust Corp. 8.25% 2005..............................    1,000,000      1,060,670
                       CIT Group, Inc. 5.50% 2004..................................    1,000,000        956,275
                       First Financial Caribbean Corp. 7.84% 2006..................    1,000,000        989,830
                       General Electric Capital Corp. 6.50% 2006...................    1,000,000      1,013,173
                       Lumbermans Mutual Casualty Co. 9.15% 2026#..................    1,000,000        871,910
                       Security Benefit Life Co. 8.75% 2016#.......................    1,000,000        999,564
                       Sprint Capital Corp. 6.88% 2028.............................    1,000,000        808,590
                       INDUSTRIAL & COMMERCIAL -- 3.6%
                       Cummins Engine Co., Inc. 6.25% 2003.........................    1,000,000        932,241
                       Diageo Capital PLC 6.13% 2005...............................    1,000,000        995,530
                       Federal Express Corp. 6.72% 2022............................      976,489        979,633
                       Tyco International Group SA 6.13% 2009......................    1,000,000        958,060
                       MORTGAGE-RELATED SECURITIES -- 1.9%
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    1,000,000      1,043,333
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........      287,664        289,577
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................      685,447        690,084
                       U.S. GOVERNMENT & AGENCIES -- 17.6%
                       Federal Home Loan Mortgage Corp. 6.50% 2025.................      256,427        253,702
                       Federal Home Loan Mortgage Corp. 6.50% 2010 - 2025..........      931,620        922,964
                       Federal Home Loan Mortgage Corp. 7.00% 2005.................    2,000,000      2,098,740
                       Federal National Mortgage Association 6.50% 2013 - 2028@....    4,657,086      4,625,723
                       Government National Mortgage Association 6.50%
                         2023 - 2029@..............................................    7,452,585      7,398,437
                       United States Treasury Bonds 8.88% 2017 - 2019@.............    2,500,000      3,420,550

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 4.8%
                       AT&T Corp. 5.63% 2004.......................................  $   850,000   $    810,271
                       Coastal Corp. 7.75% 2010....................................    1,000,000      1,057,110
                       Niagara Mohawk Power Corp. 5.88% 2002.......................    1,250,000      1,240,675
                       United States West Capital Funding, Inc. 6.38% 2008.........    1,000,000        951,762
                       WorldCom, Inc. 6.40% 2005...................................    1,000,000        962,509
                                                                                                   -------------
                                                                                                     40,433,684
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $40,337,711)......................                  40,433,684
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $84,247,944)..............                 102,115,349
                                                                                                   -------------
                                      SHORT TERM SECURITIES -- 0.5%
                       -----------------------------------------------------------------------------------------
                       United States Treasury Bills 6.16% due 2/1/01 @
                         (cost $497,348)...........................................      500,000        497,348
                                                                                                   -------------
                                       REPURCHASE AGREEMENT -- 3.3%
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3) @ (cost
                         $3,500,000)...............................................    3,500,000      3,500,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $88,245,292)                              99.8%                      106,112,697
                       Other assets less liabilities --                   0.2                           184,902
                                                                        -----                      -------------
                       NET ASSETS --                                    100.0%                     $106,297,599
                                                                        =====                      =============

              -----------------------------

              + Non-income producing security

              * Security represents an investment in an affiliated company

              # Resale restricted to qualified institutional buyers

              @ The security or a portion thereof has been segregated as collateral for the futures contracts:

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                   EXPIRATION    VALUE AT       VALUE AS OF       UNREALIZED
                       CONTRACTS            DESCRIPTION               DATE      TRADE DATE   DECEMBER 31, 2000   DEPRECIATION
                       -------------------------------------------------------------------------------------------------------
                        8 Short    U.S. 10 Year Note.............  March 2001   $ 814,239       $  838,880        $ (24,641)
                       18 Long     S&P 500.......................  March 2001   6,183,596        6,007,500         (176,096)
                                                                                                                  ----------
                                   Net Unrealized Depreciation................................................    $(200,737)
                                                                                                                  ==========

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2000

                                          COMMON STOCK -- 67.6%                               SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 16.6%
                       Broadcasting & Media -- 2.1%
                       Crown Castle International Corp.+@..........................                 3,700   $   100,131
                       Pegasus Communications Corp.+...............................                 3,500        90,125
                       AT&T-Liberty Media Group, Inc., Class A+....................                12,100       164,106
                       American Tower Corp., Class A+..............................                 4,700       178,013
                       EchoStar Communications Corp.+..............................                 7,800       177,450
                       General Motors Corp., Class H...............................                 4,500       103,500
                       Rural Cellular Corp.+.......................................                   300         8,888
                       Scripps Co. (E.W.), Class A+................................                 3,000       188,625
                       USA Networks, Inc.+.........................................                13,400       260,462
                       Banks -- 0.4%
                       Pacific Century Financial Corp. ............................                12,800       226,400
                       Business Services -- 1.4%
                       Iron Mountain, Inc.+........................................                 4,120       152,955
                       Manpower, Inc. .............................................                 7,000       266,000
                       Waste Management, Inc. .....................................                15,000       416,250
                       Communication Equipment -- 0.2%
                       DMC Stratex Networks, Inc.+.................................                 3,200        48,000
                       Exodus Communications, Inc.+................................                 4,800        96,000
                       Computers & Business Equipment -- 0.5%
                       Handspring, Inc.+...........................................                 1,600        62,300
                       Hewlett-Packard Co. ........................................                 4,800       151,500
                       Palm, Inc.+.................................................                 4,444       125,821
                       Drugs -- 1.5%
                       Forest Laboratories, Inc. ..................................                 1,100       146,162
                       Genzyme Corp.+..............................................                 2,800       251,825
                       Gilead Sciences, Inc.+......................................                 3,300       273,694
                       Immunex Corp.+..............................................                 6,300       255,937
                       Electronics -- 0.2%
                       Flextronics International, Ltd.+............................                 2,700        76,950
                       SCI Systems, Inc.+..........................................                 2,000        52,750
                       Energy Services -- 0.2%
                       R & B Falcon Corp. .........................................                 4,800       110,100
                       Energy Sources -- 0.7%
                       Noble Drilling Corp.+.......................................                 2,500       108,594
                       Unocal Corp. ...............................................                 7,700       297,894
                       Financial Services -- 0.4%
                       Nasdaq 100 Share Index......................................                 3,900       227,662
                       Food, Beverage & Tobacco -- 0.6%
                       Sara Lee Corp. .............................................                14,200       348,788
                       Aurora Foods, Inc.+ ........................................                 1,328         3,238
                       Health Services -- 1.1%
                       Healthsouth Corp.+..........................................                14,300       233,269
                       IMS Health, Inc. ...........................................                13,600       367,200
                       Quest Diagnostics, Inc.+....................................                   500        71,000

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                             SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Information Technology -- 0.3%
                       Agile Software Corp.+.......................................                 1,500   $    74,063
                       E.piphany, Inc..............................................                 1,900       102,481
                       Intuit, Inc.................................................                 1,000        39,438
                       Insurance -- 0.3%
                       AMBAC Financial Group, Inc. ................................                 1,000        58,313
                       MBIA, Inc. .................................................                 1,900       140,838
                       Medical Products -- 1.3%
                       Arrow International, Inc. ..................................                 4,500       169,523
                       Beckman Coulter, Inc. ......................................                 5,800       243,238
                       Becton Dickinson & Co. .....................................                 4,600       159,275
                       Sequenom, Inc.+.............................................                 5,800        81,200
                       St. Jude Medical, Inc. .....................................                 2,800       172,025
                       Metals & Minerals -- 0.6%
                       Freeport-McMoran Copper & Gold, Inc.+.......................                19,500       166,969
                       Stillwater Mining Co.+......................................                 5,900       232,165
                       Retail -- 1.1%
                       Bed Bath & Beyond, Inc.+....................................                 9,000       201,375
                       Dollar General Corp. .......................................                 5,000        94,375
                       Dollar Tree Stores, Inc.+...................................                 7,200       176,400
                       Staples, Inc.+..............................................                18,500       218,531
                       Software -- 2.3%
                       First Data Corp. ...........................................                13,300       700,744
                       HomeStore.com, Inc.+........................................                 3,900        78,487
                       Rational Software Corp.+....................................                 8,800       342,650
                       VeriSign, Inc.+.............................................                 2,675       198,452
                       Vignette Corp.+.............................................                 4,900        88,200
                       Telephone -- 0.3%
                       McLeodUSA, Inc.+............................................                14,200       200,575
                       Telephone -- 0.8%
                       Allegiance Telecommunications, Inc.+........................                 7,500       166,992
                       Broadwing, Inc. ............................................                 6,000       136,875
                       NTL, Inc.+..................................................                 7,900       189,106
                       Transportation -- 0.3%
                       Atlas Air, Inc.+............................................                 6,300       205,537
                                                                                                            ------------
                                                                                                             10,279,416
                                                                                                            ------------
                       CORE EQUITY -- 16.0%
                       Aerospace & Military Technology -- 1.0%
                       United Technologies Corp. ..................................                 7,900       621,137
                       Banks -- 1.0%
                       Citigroup, Inc.#............................................                12,000       612,750
                       Broadcasting & Media -- 0.2%
                       SK Telecom Co. ADR..........................................                 5,000       117,813
                       Communication Equipment -- 0.2%
                       Tellabs, Inc.+..............................................                 2,000       113,000

---------------------

                                         COMMON STOCK (CONTINUED)                             SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Computers & Business Equipment -- 0.9%
                       Dell Computer Corp.+........................................                 7,500   $   130,781
                       International Business Machines Corp. ......................                 5,200       442,000
                       Electric Utilities -- 1.2%
                       Calpine Corp.+..............................................                 6,000       270,375
                       Exelon Corp.+...............................................                 7,000       491,470
                       Electronics -- 0.7%
                       Micron Technology, Inc.+....................................                 5,000       177,500
                       Solectron Corp.+............................................                 7,000       237,300
                       Energy Sources -- 1.1%
                       Chevron Corp. ..............................................                 5,100       430,631
                       Texaco, Inc. ...............................................                 3,700       229,863
                       Financial Services -- 1.9%
                       Goldman Sachs Group, Inc. ..................................                 2,900       310,119
                       Lehman Brothers Holdings, Inc. .............................                 2,000       135,250
                       Merrill Lynch & Co., Inc. ..................................                 8,400       572,775
                       Morgan Stanley Dean Witter & Co. ...........................                 2,000       158,500
                       Food, Beverage & Tobacco -- 1.8%
                       PepsiCo, Inc. ..............................................                10,000       495,625
                       Philip Morris Cos., Inc. ...................................                13,900       611,600
                       Health Services -- 2.2%
                       Cigna Corp. ................................................                 4,500       595,350
                       Tenet Healthcare Corp. .....................................                18,000       799,875
                       Insurance -- 0.3%
                       Hartford Financial Services Group, Inc. ....................                 3,000       211,875
                       Leisure & Tourism -- 0.4%
                       Southwest Airlines Co. .....................................                 7,000       234,710
                       Machinery -- 0.5%
                       Eaton Corp. ................................................                 4,000       300,750
                       Medical Products -- 0.5%
                       Abbott Laboratories, Inc. ..................................                 6,000       290,625
                       Retail -- 1.0%
                       Safeway, Inc.+..............................................                 5,600       350,000
                       Target Corp. ...............................................                 8,500       274,125
                       Software -- 0.5%
                       Decisionone Corp.+(3).......................................                    33             6
                       Microsoft Corp.+............................................                 6,500       281,937
                       Telephone -- 0.6%
                       Qwest Communications International, Inc.+...................                 9,000       369,000
                                                                                                            ------------
                                                                                                              9,866,742
                                                                                                            ------------
                       GLOBAL CORE EQUITY -- 35.0%
                       AUSTRALIA -- 0.4%
                       News Corporation Ltd. ADR (Information & Entertainment).....                 7,000       225,750
                       BELGIUM -- 0.9%
                       Dexia, Inc. (Finance).......................................                   537        97,117
                       Interbrew, Inc.* (Consumer Staples).........................                10,275       358,142
                       KBC Bankassurance Holding Co. (Finance).....................                 2,920       126,483
                       BRAZIL -- 1.1%
                       Embraer Aircraft Co. ADR (Industrial & Commercial)..........                 5,300       210,675
                       Telecomunicacoes Brasileiras SA ADR (Information
                         Technology)...............................................                 6,400       466,400

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                             SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       CANADA -- 0.4%
                       Alcan Aluminum Ltd. (Materials).............................                 6,300   $   215,627

                       CHINA -- 0.2%
                       China Unicom Ltd. ADR.......................................                 7,700       113,575

                       FINLAND -- 1.2%
                       UPM-Kymmene Oyj (Materials).................................                 6,619       227,167
                       Nokia OYJ (Information Technology)..........................                 9,500       423,724
                       Sonera OYJ (Information & Entertainment)....................                 4,999        90,595

                       FRANCE -- 3.3%
                       Air Liquide (Materials).....................................                 1,540       229,779
                       Banque Nationale de Paris+ (Finance)........................                   164        14,399
                       Carrefour Supermarche (Consumer Discretionary)..............                 5,900       370,633
                       Pinault-Printemps-Redoute (Consumer Discretionary)..........                   900       193,443
                       Schneider Electric SA (Energy)..............................                 3,800       277,249
                       Vivendi Universal (Information & Entertainment).............                 2,100       138,230
                       Suez Lyonnaise des Eaux (Utilities).........................                   800       146,108
                       TotalFinaElf SA (Energy)....................................                 4,500       669,319

                       GERMANY -- 1.4%
                       BASF AG (Materials).........................................                 3,841       173,735
                       Deutsche Post AG* (Industrial & Commercial).................                12,030       258,795
                       Deutsche Telekom (Utilities)................................                13,300       400,887

                       HONG KONG -- 1.8%
                       Cheung Kong Holdings, Ltd. (Industrial & Commercial)........                30,000       383,669
                       New World Development Co. (Real Estate).....................                54,000        65,426
                       Pacific Century Corp. (Information & Entertainment).........               521,500       334,308
                       Sun Hung Kai Properties, Ltd.+ (Real Estate)................                34,000       338,923

                       IRELAND -- 1.0%
                       Allied Irish Banks PLC (Finance)............................                19,043       221,729
                       Ryanair Holdings PLC ADR+ (Information & Entertainment).....                 7,500       417,656

                       ITALY -- 0.6%
                       Pirelli SpA (Consumer Discretionary)........................                70,100       249,473
                       Telecom Italia Mobile Co. (Information & Entertainment).....                17,600       140,474

                       JAPAN -- 5.2%
                       DDI Corp. (Utilities).......................................                    23       110,855
                       East Japan Railway Co. (Industrial & Commercial)............                    15        87,911
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....                 6,000       250,875
                       Fujisawa Pharmaceutical Co., Ltd. (Healthcare)..............                 9,000       297,586
                       Hoya Corp. (Healthcare).....................................                 4,000       293,912
                       KAO Corp. (Consumer Staples)................................                 5,000       145,207
                       Kyocera Corp. (Information Technology)......................                 1,400       152,712
                       Matsumotokiyoshi Co., Ltd. (Consumer Discretionary).........                 3,900       107,120
                       Matsushita Communications Industrial Co., Ltd. (Information
                         Technology)...............................................                 1,000       125,525
                       Matsushita Electric Industrial Co., Ltd.+ (Information &
                         Entertainment)............................................                10,000       238,803
                       NEC Corp. (Information Technology)..........................                14,000       255,948
                       Nintendo Co., Ltd. (Information & Entertainment)............                 1,300       204,575
                       Nikko Securities Co., Ltd. (Finance)........................                41,000       317,398
                       Nippon Telegraph & Telephone Corp. (Utilities)..............                    24       172,778
                       Pioneer Corp. (Information Technology)......................                 3,000        80,038
                       Promise Co., Ltd. (Finance).................................                 4,200       297,586
                       Tokyo Style Co. (Consumer Discretionary)....................                 6,000        55,004

---------------------

                                         COMMON STOCK (CONTINUED)                             SHARES           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       KOREA -- 0.9%
                       Samsung Electronics (Information Technology)................                 3,430   $   428,411
                       Korea Telecom ADR (Information Technology)..................                 5,100       158,100
                       NETHERLANDS -- 2.7%
                       Aegon NV (Finance)..........................................                11,400       471,645
                       ING Groep NV (Finance)......................................                 4,700       375,483
                       Royal Dutch Petroleum Co. (Energy)..........................                 7,100       435,082
                       Royal Dutch Petroleum Co.-NY Shares (Energy)................                 1,300        78,731
                       ST Microelectronics (Information Technology)................                 2,100        91,693
                       Unilever NV-NY Shares (Consumer Staples)....................                 3,300       207,694
                       SPAIN -- 1.2%
                       Banco Popular Espanol SA (Finance)..........................                10,300       358,820
                       Endesa SA (Utilities).......................................                15,950       271,833
                       Telefonica SA (Utilities)...................................                 8,089       133,682
                       SWEDEN -- 1.8%
                       Forenings Sparbanken (Finance)..............................                15,420       236,062
                       Gambro AB (Healthcare)......................................                29,510       214,158
                       Skandinaviska Enskilda Banken (SCB) (Finance)...............                42,800       471,575
                       Telefonaktiebolaget LM Ericsson (Information Technology)....                 9,930       113,092
                       Telefonaktiebolaget LM Ericsson ADR (Information
                         Technology)...............................................                 4,700        52,579
                       SWITZERLAND -- 0.6%
                       Nestle SA (Consumer Staples)................................                   169       394,114
                       SOUTH AFRICA -- 0.1%
                       Nedcor, Ltd. (Industrial & Commercial)......................                 2,000        45,196
                       Sanlam, Ltd. (Industrial & Commercial)......................                28,600        36,133
                       TAIWAN -- 0.9%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)..................................                49,000       117,618
                       Taiwan Semiconductor Manufacturing Ltd. (Information
                         Technology)...............................................                17,900       308,775
                       United Microelectronics Corp. ADR (Information
                         Technology)...............................................                13,400       110,550
                       UNITED KINGDOM -- 9.3%
                       BAA PLC (Industrial & Commercial)...........................                14,400       133,070
                       Billiton PLC (Materials)....................................                35,016       135,087
                       British SKY Broadcasting PLC (Information &
                         Entertainment)............................................                29,700       497,841
                       Glaxo Smith Kline ADR (Healthcare)..........................                 1,707        95,592
                       Glaxo Smith Kline PLC (Healthcare)..........................                 4,369       123,473
                       Liberty International PLC (Information & Entertainment).....                 3,789        27,549
                       Lloyds TSB Group, PLC (Finance).............................                37,800       400,179
                       Reckitt & Colman PLC (Consumer Discretionary)...............                16,459       226,915
                       Rentokil Initial PLC (Industrial & Commercial)..............                62,775       216,834
                       Royal Bank of Scotland Group PLC (Finance)..................                10,300       243,653
                       Safeway PLC.+ (Consumer Discretionary)......................                12,926        57,791
                       Siebe PLC+ (Industrial & Commercial)........................               106,000       248,055
                       BP Amoco PLC (Energy).......................................                52,200       421,495
                       Barclays PLC (Finance)......................................                14,400       446,150
                       British Airways PLC (Information & Entertainment)...........                52,327       305,545
                       Cable & Wireless PLC (Utilities)............................                12,607       170,227
                       Imperial Chemical Industries PLC (Materials)................                12,700       104,826
                       Marconi PLC (Information Technology)........................                10,200       109,662
                       Prudential PLC (Finance)....................................                19,600       315,646
                       Reed International PLC (Information & Entertainment)........                45,500       476,253
                       Vodafone Group PLC (Information Technology).................               119,084       437,153
                       Zeneca Group PLC (Healthcare)...............................                10,900       550,084
                                                                                                            ------------
                                                                                                             21,627,429
                                                                                                            ------------
                       TOTAL COMMON STOCK (cost $40,616,667).......................                          41,773,587
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES 28.2%                                AMOUNT
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 17.4%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
                       Argo-Tech Corp. 8.63% 2007..................................       $        10,000   $     7,900
                       K & F Industries, Inc. 9.25% 2007...........................                75,000        72,563
                       ASSET-BACKED SECURITIES -- 2.4%
                       ANRC Auto Owner Trust 7.00% 2003............................                50,000        50,223
                       Advanta Mortgage Loan Trust 6.99% 2029......................                77,904        77,933
                       American Express Credit Acct. Master Trust 6.80% 2003.......                50,000        50,078
                       American Express Master Trust 7.60% 2002....................                50,000        50,468
                       Associates Automobile Recievable Trust 6.79% 2003...........                54,079        54,266
                       Capital Auto Receivables Asset Trust 5.58% 2002.............                30,125        30,031
                       Capital Auto Receivables Asset Trust 6.25% 2003.............                65,000        65,004
                       Carco Auto Loan Master Trust 5.78% 2004.....................                50,000        49,813
                       Chase Manhattan Credit Card Master Trust 7.04% 2005.........               125,000       125,272
                       Citibank Credit Card Master Trust I 6.55% 2004..............               150,000       150,750
                       Daimler Chrysler Auto Trust 6.76% 2003......................                83,911        84,094
                       Discover Card Mount I 5.80% 2003............................                75,000        74,882
                       Ford Credit Auto Owner Trust 6.20% 2002.....................                75,335        75,288
                       Harley-Davidson Eaglemark Motorcycle Trust 5.94% 2004.......                32,877        32,860
                       Harley-Davidson Eaglemark Motorcycle Trust 6.88% 2004.......                42,995        43,317
                       Honda Auto Lease Trust 6.65% 2005...........................                50,000        50,329
                       MBNA Master Credit Card Trust II 3.63% 2005.................                40,000        40,350
                       Money Store Trust 6.64% 2014................................                62,821        62,546
                       PP&L Transition Bond Co. LLC 6.41% 2003.....................                45,000        45,014
                       Peoplefirst.com Auto Receivables Owner Trust 6.34% 2004.....                50,000        50,391
                       Residential Funding Mortgage Securities I 6.00% 2009........                 5,798         5,769
                       SLM Student Loan Trust 6.85% 2008...........................               114,401       114,484
                       Toyota Auto Receivables Owner Trust 6.75% 2003..............                50,000        50,016
                       USAA Auto Loan Grantor Trust 6.10% 2006.....................                25,411        25,459
                       USAA Auto Owner Trust 6.90% 2003............................                25,000        25,174
                       CABLE -- 0.9%
                       Adelphia Communications Corp. 7.88% 2009....................                75,000        61,875
                       Adelphia Communications Corp. 9.88% 2007....................                50,000        46,250
                       Century Communications Corp. zero coupon 2008...............               250,000        97,500
                       Charter Communication Holdings LLC 8.63% 2009...............               140,000       127,050
                       Classic Cable, Inc. 9.38% 2009..............................                10,000         3,800
                       Classic Cable, Inc. 10.50% 2010.............................               155,000        69,750
                       Frontiervision Holdings LP zero coupon 2007(1)..............                35,000        28,875
                       NTL Communications Corp. zero coupon 2008(1)................               240,000       132,000
                       CHEMICALS -- 0.6%
                       ARCO Chemical Co. 9.80% 2020................................                85,000        79,900
                       Avecia Group PLC 11.00% 2009................................                75,000        74,062
                       Georgia Gulf Corp. 10.38% 2007..............................                65,000        60,775
                       Lyondell Chemical Co. 9.88% 2007............................               120,000       116,400
                       Resolution Performance Products, Inc. 13.50% 2010...........                30,000        30,750
                       CONSUMER DISCRETIONARY -- 2.3%
                       Accuride Corp. 9.25% 2008...................................                65,000        40,300
                       Aurora Foods, Inc., Series B 8.75% 2008.....................                50,000        34,625
                       Aurora Foods, Inc., Series D 9.88% 2007.....................                25,000        17,812
                       B&G Foods, Inc. 9.63% 2007..................................               100,000        64,250
                       Chiquita Brands International, Inc. 10.00% 2009.............                75,000        22,500
                       Consumers International, Inc. 10.25% 2005...................                50,000         5,000
                       Del Monte Foods Co. zero coupon 2007(1).....................               165,000       125,400
                       Delco Remy International, Inc. 8.63% 2007...................                50,000        44,000
                       Delco Remy International, Inc. 10.63% 2006..................                75,000        60,000
                       Duane Reade, Inc. 9.25% 2008................................               200,000       170,000
                       Dura Operating Corp. 9.00% 2009.............................                75,000        62,250

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                             AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       CONSUMER DISCRETIONARY (continued)
                       Federal Mogul Corp. 7.50% 2009..............................       $       250,000   $    37,500
                       Federal Mogul Corp. 8.80% 2007..............................                70,000        10,500
                       Hayes Lemmerz International, Inc. 9.13% 2007................                 5,000         3,300
                       LDM Technologies, Inc. 10.75% 2007..........................                40,000        18,400
                       Lear Corp. 7.96% 2005.......................................                20,000        18,756
                       Lear Corp. 8.11% 2009.......................................                95,000        84,407
                       Levi Strauss & Co. 6.80% 2003...............................                35,000        29,575
                       Levi Strauss & Co. 7.00% 2006...............................                95,000        76,950
                       Mattress Discounters Corp. 12.63% 2007......................                50,000        44,750
                       Nash Finch Co. 8.50% 2008...................................               100,000        76,000
                       New World Pasta Co. 9.25% 2009..............................                75,000        32,250
                       Pierce Leahy Corp. 9.13% 2007...............................                20,000        19,900
                       Prestolite Electric, Inc. 9.63% 2008........................               100,000        45,000
                       Sealy Mattress Co. zero coupon 2007(1)......................                75,000        56,250
                       Stater Brothers Holdings, Inc. 10.75% 2006..................                75,000        62,625
                       True Temper Sports, Inc. 10.88% 2008........................                80,000        76,900
                       Westpoint Stevens, Inc. 7.88% 2008..........................                80,000        57,600
                       ENERGY -- 0.6%
                       Costilla Energy, Inc. 10.25% 2006(2)(3).....................               130,000             0
                       ICO, Inc. 10.38% 2007.......................................                80,000        74,800
                       Key Energy Services, Inc. 14.00% 2009.......................                40,000        45,400
                       P&L Coal Holdings Corp. 9.63% 2008..........................                50,000        49,813
                       Pioneer Natural Resources Co. 9.63% 2010....................                15,000        15,900
                       Plains Resources, Inc. 10.25% 2006..........................                50,000        50,000
                       Pride International, Inc. 10.00% 2009.......................                25,000        26,000
                       Tuboscope Vetco International, Inc. 7.50% 2008..............               100,000        92,375
                       FINANCE -- 0.6%
                       Ace Capital Trust II 9.70% 2030.............................                40,000        42,595
                       Austin Texas Rental Car Special Facility Revenue 6.13%
                         2007......................................................                50,000        49,499
                       Ford Motor Credit Co. 6.70% 2004............................                50,000        49,971
                       GS Mortgage Securities Corp. 6.90% 2004*....................                60,000        60,000
                       Philadelphia Authority For Industrial Development 5.64%
                         2006......................................................                40,000        39,033
                       Western Financial Savings Bank 8.88% 2007...................               125,000       116,875
                       FOOD & LODGING -- 0.1%
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................                75,000        67,875
                       GAMING -- 0.1%
                       Station Casinos, Inc. 8.88% 2008............................                50,000        49,000
                       HEALTHCARE -- 1.1%
                       Alaris Medical Systems, Inc. 9.75% 2006.....................               150,000        56,250
                       Alaris Medical, Inc. zero coupon 2008.......................               100,000         8,125
                       Bergen Brunswig Corp. 7.38% 2003............................                75,000        70,955
                       Beverly Enterprises, Inc. 9.00% 2006........................                70,000        63,787
                       Bio-Rad Laboratories, Inc. 11.63% 2007......................                56,000        57,890
                       CONMED Corp. 9.00% 2008.....................................               105,000        84,000
                       Express Scripts, Inc. 9.63% 2009............................                15,000        15,300
                       MEDIQ/PRN Life Support Services 11.00% 2008(2)..............                80,000           800
                       Owens & Minor, Inc. 10.88% 2006.............................                50,000        51,375
                       Packard Biosciences, Inc. 9.38% 2007........................                50,000        44,500
                       Tenet Healthcare Corp. 8.13% 2008...........................                50,000        50,375
                       Triad Hospitals Holdings, Inc. 11.00% 2009..................                25,000        26,406
                       Universal Hospital Services, Inc. 10.25% 2008...............               100,000        70,000
                       Warner Chilcott, Inc. 12.63% 2008*..........................                50,000        50,500
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Allied Waste North America, Inc. 7.63% 2006.................                50,000        47,750
                       Grove Worldwide LLC, Inc. 9.25% 2008........................                70,000         5,600

                                                           ---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                             AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       INDUSTRIAL & COMMERCIAL (continued)
                       International Paper Co. 6.88% 2029..........................       $        35,000   $    29,714
                       Kansas City Southern Railway Co. 9.50% 2008*................                10,000        10,250
                       Navistar International Corp. 8.00% 2008.....................                25,000        18,250
                       Neenah Corp. 11.13% 2007....................................                20,000        14,500
                       Roller Bearing Co. America, Inc. 9.63% 2007.................                20,000        17,600
                       Waste Management Inc. 6.88% 2009............................                75,000        70,515
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       AMC Entertainment, Inc. 9.50% 2009..........................               100,000        56,750
                       AMC Entertainment, Inc. 7.9% 2011...........................               125,000        73,438
                       Allbritton Communications Co. 8.88% 2008....................                25,000        23,250
                       Allbritton Communications Co. 9.75% 2007....................                50,000        48,875
                       American Color Graphics, Inc. 12.75% 2005*..................               100,000        92,000
                       Benedek Communications Corp. zero coupon 2006(1)............               125,000        87,500
                       Crown Castle International Corp. zero coupon 2007(1) @......                50,000        40,000
                       EchoStar DBS Corp. 9.38% 2009...............................               200,000       194,000
                       Granite Broadcasting Corp. 8.88% 2008.......................                15,000         8,400
                       Insight Midwest L.P. 9.75% 2009.............................                75,000        74,438
                       Insight Midwest L.P. 10.50% 2010............................                20,000        20,600
                       Lin Holdings Corp. zero coupon 2008(1)......................               150,000       109,875
                       INFORMATION TECHNOLOGY -- 0.6%
                       Exodus Communications, Inc. 11.63% 2010*....................                75,000        66,750
                       Fairchild Semiconductor International, Inc. 10.13% 2007.....                75,000        69,000
                       Fairchild Semiconductor International, Inc. 10.38% 2007.....                30,000        27,900
                       SCG Holding Corp. 12.00% 2009...............................                58,000        49,010
                       Seagate Technology International 12.50% 2007*...............                35,000        33,075
                       Telecommunications Technique 9.75% 2008.....................               140,000       116,200
                       MATERIALS -- 0.7%
                       Alaska Steel Corp. 7.88% 2009...............................               125,000       110,000
                       American Standard Cos., Inc. 8.25% 2009.....................                50,000        46,250
                       BWAY Corp. 10.25% 2007......................................                50,000        45,625
                       Crown Cork & Seal Co., Inc. 8.38% 2005......................                75,000        41,250
                       LTV Corp. 11.75% 2009(2)....................................               140,000         4,900
                       National Steel Corp. 9.88% 2009.............................               105,000        42,000
                       Owens-Illinois, Inc. 7.50% 2010.............................                25,000        13,125
                       Packaging Corp. of America 9.63% 2009.......................                40,000        41,300
                       Pioneer Americas, Inc. 9.25% 2007...........................                15,000         2,700
                       Texas Petrochemicals Corp. 11.13% 2006......................               100,000        75,500
                       Weirton Steel Corp. 11.38% 2004.............................               100,000        41,000
                       MUNICIPAL BONDS -- 0.1%
                       Worcester MA 5.50% 2007.....................................                50,000        48,000
                       PAPER PRODUCTS -- 0.1%
                       Gaylord Container Corp. 9.38% 2007..........................               100,000        63,000
                       REAL ESTATE -- 0.2%
                       Del E. Webb Corp. 10.25% 2010...............................                75,000        64,500
                       Spieker Properties, Inc. 6.80% 2004.........................                55,000        54,881
                       TELECOMMUNICATIONS -- 2.3%
                       Adelphia Business Solutions, Inc. zero coupon 2003(1).......               110,000        81,400
                       Alaska Communications Holdings, Inc. 9.38% 2009.............                50,000        41,875
                       BTI Telecommunications Corp. 10.50% 2007....................                85,000        21,250
                       Concentric Network Corp. 12.75% 2007........................               150,000       127,500
                       Covad Communications Group, Inc. 12.00% 2010................                45,000        10,350
                       Covad Communications Group, Inc. 12.50% 2009................                50,000        12,000
                       e.spire Communications, Inc. zero coupon 2008(1)............               150,000        29,250
                       GCI, Inc. 9.75% 2007........................................               150,000       138,000

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                             AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       TELECOMMUNICATIONS (continued)
                       GST Telecommunications, Inc. 12.75% 2007(2).................       $        60,000   $       375
                       ITC DeltaCom, Inc. 9.75% 2008...............................                75,000        56,250
                       Intermedia Communications, Inc. 8.88% 2007..................               125,000        87,500
                       Intermedia Communications, Inc. 9.50% 2009..................                50,000        35,000
                       KMC Telecom Holdings, Inc. 1.00% 2008.......................               330,000        21,450
                       Level 3 Communications, Inc. 10.75% 2008....................  EUR           25,000        19,250
                       Level 3 Communications, Inc. 11.25% 2010....................               100,000        87,000
                       McLeodUSA, Inc. 8.13% 2009..................................                75,000        64,875
                       McLeodUSA, Inc. 8.38% 2008..................................                10,000         8,700
                       McLeodUSA, Inc. 9.25% 2007..................................                50,000        45,500
                       McLeodUSA, Inc. 9.50% 2008..................................                85,000        77,350
                       Nextel Communications, Inc. zero coupon 2007(1).............               300,000       219,000
                       PSINet, Inc. zero coupon 2005(1)............................               125,000        35,312
                       PSINet, Inc. 11.50% 2008....................................               125,000        35,313
                       RCN Corp. zero coupon 2008(1)...............................               175,000        52,500
                       Time Warner Telecommunications, Inc. 9.75% 2008.............                75,000        69,187
                       Viatel, Inc. 11.25% 2008....................................                80,000        24,000
                       U.S. GOVERNMENT & AGENCIES -- 2.3%
                       Federal Home Loan Mortgage Corp. 5.75% 2010.................  EUR          300,000       288,221
                       Federal Home Loan Mortgage Corp. 7.96% 2029.................               211,211       216,454
                       Federal National Mortgage Association 7.53% 2010............               129,266       131,971
                       Government National Mortgage Association 7.00% 2028.........               128,639       129,201
                       United States Treasury Bond 5.50% 2028......................               170,000       168,565
                       United States Treasury Bond 6.25% 2023......................               195,000       210,904
                       United States Treasury Bond 7.25% 2016......................               115,000       135,269
                       United States Treasury Inflation Indexed Bond 1.00% 2002....               162,723       162,901
                       UTILITIES -- 0.7%
                       Azurix Corp. 10.75% 2010....................................                70,000        68,600
                       Calpine Corp. 8.63% 2010....................................                50,000        48,759
                       Energy Corp. America 9.50% 2007.............................               200,000       156,000
                       United States West Communications, Inc. 5.63% 2008..........                50,000        44,879
                       Western Resources, Inc. 6.88% 2004..........................                60,000        57,506
                       Western Resources, Inc. 7.13% 2009..........................                35,000        32,380
                                                                                                            ------------
                                                                                                             10,720,528
                                                                                                            ------------
                       GLOBAL CORE BOND -- 10.8%
                       ARGENTINA -- 0.0%
                       Cablevision SA 13.75% 2009..................................                40,000        29,200
                       AUSTRALIA -- 0.3%
                       Australia Government 6.75% 2006.............................  AUD           90,000        53,538
                       National Australia Bank Ltd. 6.76% 2002.....................               120,000       119,849
                       BERMUDA -- 0.1%
                       Global Crossing Holding Ltd. 9.13% 2006.....................                40,000        38,000
                       RSL Communications PLC 12.00% 2008..........................               100,000         6,000
                       BRAZIL -- 0.0%
                       Vale Rio Doce Cia 0.06% 2009(3).............................  BRL            2,000             0
                       BULGARIA -- 0.1%
                       Bulgaria Government International Bond 7.75% 2011...........                70,000        52,502
                       CANADA -- 0.7%
                       Abitibi-Consolidated, Inc. 8.85% 2030.......................                35,000        33,376
                       Acetex Corp. 9.75% 2003*....................................                50,000        45,500
                       Algoma Steel, Inc. 12.38% 2005..............................                75,000        26,625
                       Canadian Government Bond 5.50% 2010.........................  CAD          105,000        70,497
                       Canadian Government Bond 5.75% 2029.........................  CAD          135,000        92,141

                                                           ---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                             AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       CANADA (continued)
                       Consumers Packaging, Inc. 9.75% 2007........................       $        55,000   $     1,375
                       Doman Industries Ltd. 12.00% 2004...........................                75,000        72,750
                       GT Group Telecom, Inc. zero coupon 2010(1)..................               100,000        33,000
                       Paperboard Industries International, Inc. 8.38% 2007........                 5,000         3,675
                       Sun Media Corp. 9.50% 2007..................................                75,000        72,375
                       CHILE -- 0.2%
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................               100,000        95,353
                       DENMARK -- 0.3%
                       Denmark Government Bond 7.00% 2004..........................  DKK        1,200,000       162,246
                       FINLAND -- 0.2%
                       Finland Government International Bond 5.75% 2011............  EUR          110,000       108,734
                       GERMANY -- 0.9%
                       Republic of Germany 6.00% 2006..............................  EUR          400,000       398,515
                       Republic of Germany 6.25% 2024..............................  EUR          150,000       155,485
                       GREECE -- 0.5%
                       Republic of Greece 6.50% 2014...............................  GRD      100,000,000       293,968
                       INDONESIA -- 0.1%
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............               100,000        36,000
                       ITALY -- 2.7%
                       Republic of Italy 4.00% 2004................................  EUR          550,000       506,474
                       Republic of Italy 4.75% 2005................................  EUR          100,000        94,105
                       Republic of Italy 6.00% 2007................................  EUR        1,080,000     1,071,702
                       JAPAN -- 1.3%
                       Japanese Government Bond 2.60% 2019.........................  JPY       12,600,000       117,249
                       Japanese Government Bond 1.40% 2022.........................  JPY       22,300,000       193,057
                       Japanese Government Bond 1.90% 2009.........................  JPY       22,000,000       198,620
                       Japanese Government Bond 2.60% 2019.........................  JPY        4,400,000        40,944
                       Japanese Government Bond 2.90% 2005.........................  JPY       29,000,000       277,367
                       KOREA -- 0.1%
                       Korea Development Bank 6.00% 2005...........................  EUR           95,000        87,434
                       MEXICO -- 0.3%
                       Alestra SA 12.13% 2006......................................               125,000       100,625
                       Mexico Government International Bond 8.50% 2006.............                45,000        45,450
                       Satelites Mexicanos 10.13% 2004.............................                50,000        32,500
                       NETHERLANDS -- 0.5%
                       Netherlands Government Bond 7.75% 2005......................  EUR          250,000       262,169
                       United Pan-Europe Commission 11.50% 2010....................                50,000        33,000
                       NEW ZEALAND -- 0.4%
                       New Zealand Government Bond 8.00% 2006......................  NZD          525,000       254,382
                       NORWAY -- 0.7%
                       Norway Government Bond 5.50% 2009...........................  NOK        4,000,000       440,335
                       PANAMA -- 0.1%
                       Panama Government Bond 9.38% 2029...........................                45,000        43,560
                       SWEDEN -- 0.1%
                       Kingdom of Sweden 9.00% 2009................................  SEK          700,000        95,333
                       UNITED KINGDOM -- 1.2%
                       British Gas International Finance BV 5.38% 2009.............  GBP           70,000        97,710
                       Dunlop Standard Aerospace Holdings PLC 11.88% 2009..........                85,000        84,787
                       Royal Bank of Scotland Group PLC 6.38% 2011.................                75,000        70,809
                       Unilever Capital Corp. 6.75% 2003...........................                50,000        50,913

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                             AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       UNITED KINGDOM (continued)
                       United Kingdom Treasury Bond 8.50% 2005.....................  GBP           75,000   $   128,230
                       United Kingdom Treasury Bond 7.75% 2006.....................  GBP          210,000       353,611
                                                                                                            ------------
                                                                                                              6,681,070
                                                                                                            ------------
                       TOTAL BONDS & NOTES (cost $19,941,771)......................                          17,401,598
                                                                                                            ------------

                       WARRANTS -- 0.1%+                                                      SHARES
                       -------------------------------------------------------------------------------------------------
                       Mattress Discounters Corp. 7/15/07 (Consumer
                         Discretionary)............................................                    50           500
                       GT Group Telecom, Inc.* 2/1/10 (Telecommunications).........                   100         4,350
                       KMC Telecom Holdings, Inc.* 1/31/08
                         (Telecommunications)(3)...................................                   330           825
                       Banque Nationale de Paris 7/15/02 (France)..................                 2,873        19,612
                                                                                                            ------------
                       TOTAL WARRANTS (cost $6,489)................................                              25,287
                                                                                                            ------------
                       TOTAL INVESTMENT SECURITIES (cost $60,564,927)..............                          59,200,472
                                                                                                            ------------

                                                                                             PRINCIPAL
                       SHORT-TERM SECURITIES -- 4.0%                                           AMOUNT
                       -------------------------------------------------------------------------------------------------
                       CORPORATE SHORT TERM NOTES -- 2.4%
                       American General Finance Corp. 6.88% due 12/14/01...........       $       110,000       110,801
                       Canadian Government Bond 6.50% due 5/30/01..................               100,000       100,155
                       Chase Manhattan Auto Owner Trust 6.50% due 12/17/01.........                37,801        37,801
                       Ford Credit Auto Owner Trust 5.47% due 9/15/01..............                   785           785
                       France Telecom 5.07% due 10/11/01...........................  EUR          130,000       121,842
                       General Electric Capital Corp. 7.38% due 5/23/01............               125,000       125,584
                       Morgan Guaranty Trust Co. 6.38% due 3/26/01.................                75,000        74,951
                       Nationsbank Corp. 5.75% due 3/15/01.........................               118,000       117,778
                       Premier Auto Trust 5.88% due 12/8/01........................                28,702        28,684
                       Rabobank Nederland 7.33% due 5/17/01........................               200,000       200,487
                       Sasco Floating Rate Commercial Mortgage zero coupon due
                         11/20/01*.................................................                39,535        39,557
                       Svenska Handlsbnkn 6.62% due 3/7/01.........................               125,000       125,003
                       Turkey Treasury Bill 0.01% due 2/21/01......................  TRL   40,000,000,000        57,607
                       Ubs Ag Stamford Branch Institutional Certificate 6.97% due
                         7/18/01...................................................               200,000       200,905
                       WorldCom, Inc. 6.13% due 8/15/01............................               125,000       124,711
                                                                                                            ------------
                                                                                                              1,466,651
                                                                                                            ------------
                       U.S. GOVERNMENT -- 1.6%
                       United States Treasury Bill 6.16% due 2/1/01#...............             1,025,000     1,019,563
                                                                                                            ------------
                       TOTAL SHORT TERM SECURITIES (cost $2,477,126)...............                           2,486,214
                                                                                                            ------------

                                                           ---------------------

                                                                                             PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.2%                                           AMOUNT           VALUE
                       -------------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (See Note 3)#
                         (cost $760,000)...........................................       $       760,000   $   760,000
                                                                                                            ------------
                       TOTAL INVESTMENTS --
                         (cost $63,802,053)                       101.1%                                     62,446,686
                       Forward commitments --                      (0.2)                                       (149,530)
                       Liabilities in excess of other assets --    (0.9)                                       (526,654)
                                                                 ------                                     ------------
                       NET ASSETS --                              100.0%                                    $61,770,502
                                                                 ======                                     ============


              -----------------------------

              + Non-income producing security

              * Resale restricted to qualified buyers

              @ Security represents an investment in an affiliated company # The security or a portion thereof has been segregated as collateral for futures

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (2) Bond in default

              (3) Fair valued security; See Note 2

                                                                                    CONTRACTED           PRINCIPAL
                                          FORWARD COMMITMENT                      SETTLEMENT DATE         AMOUNT       VALUE
                       -------------------------------------------------------------------------------------------------------
                       United Kingdom Treasury 4.25% 2032 (proceeds $144,458)...      3/5/01        GBP  (100,000)   $(149,530)
                                                                                                                     =========

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                   EXPIRATION    VALUE AT       VALUE AS OF       UNREALIZED
                       CONTRACTS            DESCRIPTION               DATE      TRADE DATE   DECEMBER 31, 2000   APPRECIATION
                       -------------------------------------------------------------------------------------------------------
                       4 Long      ASX Share Price Index
                                   Futures -- Sydney Futures
                                   Exchange......................  March 2001    $179,231        $180,325           $ 1,094
                       5 Long      Euro Bobi Futures -- Eurex
                                   Deutschland Exchange..........  March 2001     486,375         497,852            11,477
                       8 Long      JPN 10Y Bond(SGX) Futures --
                                   Singapore Exchange............  March 2001     932,365         945,009            12,644
                                                                                                                    -------
                                   Net Unrealized Appreciation................................................      $25,215
                                                                                                                    =======

---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                        CONTRACT                      IN                     DELIVERY   GROSS UNREALIZED
                       TO DELIVER                EXCHANGE FOR                  DATE       APPRECIATION
                       ---------------------------------------------------------------------------------
                       *JPY           3,112,000     USD             28,324   02/05/01       $    934
                       *JPY           5,660,000     USD             51,562   02/05/01          1,746
                       *JPY          19,955,000     USD            181,358   02/06/01          5,697
                        JPY          14,580,000     USD            133,156   02/06/01          4,811
                        JPY          23,268,000     USD            210,780   02/06/01          5,957
                        JPY         100,000,000     USD            905,157   03/05/01         21,218
                        JPY         100,000,000     SGD          1,583,030   03/05/01         14,525
                        KRW          63,200,000     USD             52,374   06/20/01          2,415
                        USD             582,217     AUD          1,057,000   01/10/01          5,919
                       *USD             131,071     AUD            239,000   01/29/01          1,939
                        USD              81,833     AUD            149,000   01/29/01          1,090
                       *USD             583,655     CAD            880,000   01/23/01          3,218
                       *USD             535,659     EUR            580,000   01/10/01          9,278
                       *USD           1,379,597     EUR          1,581,200   01/10/01        106,013
                       *USD              26,172     EUR             30,000   01/10/01          2,014
                       *USD             212,195     EUR            274,000   01/10/01         14,940
                       *USD             105,204     EUR            120,000   01/10/01          7,542
                        USD             109,049     EUR            121,900   01/19/01         11,387
                        USD           2,641,030     EUR          3,124,000   01/23/01        295,962
                       *USD             292,405     GBP            201,000   01/30/01          8,345
                       *USD              13,001     GBP              9,000   01/30/01            466
                       *USD             637,785     HKD          4,976,000   02/22/02          1,281
                       *USD             637,785     ILS          4,976,000   02/22/02            412
                       *USD             180,685     SGD            314,000   02/06/01          1,321
                        USD             132,685     SGD            230,000   02/06/01            631
                        USD             210,191     SGD            363,000   02/06/01            217
                        USD              53,945     ZAR            410,000   02/08/01              9
                                                                                            --------
                                                                                             529,287
                                                                                            ========

                                                           ---------------------

              ------------------------------------------------------------------

                        CONTRACT                       IN                     DELIVERY   GROSS UNREALIZED
                       TO DELIVER                 EXCHANGE FOR                  DATE       DEPRECIATION
                       ----------------------------------------------------------------------------------
                       *AUD              97,000      USD             52,506   01/10/01      $  (1,477)
                       *CAD              41,000      USD             26,871   01/30/01           (476)
                       *CAD             205,000      USD            134,576   01/30/01         (2,159)
                        DKK           1,282,300      USD            150,859   01/16/01        (10,689)
                       *EUR               2,000      USD              1,748   01/10/01           (131)
                       *EUR           3,169,700      USD          2,781,126   01/10/01       (196,952)
                        EUR           1,531,900      USD          1,338,360   01/10/01       (100,931)
                        EUR               3,000      USD              2,672   01/10/01           (147)
                        EUR              15,000      USD             13,381   01/10/01           (712)
                        EUR             252,000      USD            224,419   01/10/01        (12,347)
                        EUR               4,000      USD              3,512   01/10/01           (247)
                        EUR             573,000      USD            509,896   01/10/01        (28,464)
                        EUR               1,000      USD                897   01/10/01            (43)
                        EUR             121,900      USD            109,049   01/10/01         (5,481)
                        EUR              80,000      USD             71,340   01/10/01         (3,823)
                        EUR             446,000      USD            415,319   01/10/01         (3,718)
                        EUR           1,700,000      USD          1,501,712   01/23/01        (96,523)
                        EUR              53,000      USD             49,796   01/10/01           (467)
                       *GBP             588,200      USD            833,421   01/30/01        (46,682)
                        GBP              20,000      USD             28,395   01/30/01         (1,531)
                        GBP           1,500,000      USD          2,154,450   03/05/01        (90,965)
                       *HKD           4,976,000      USD            636,912   03/22/02         (2,154)
                       *ILS             255,200      USD             62,221   03/22/01           (980)
                        NOK           3,930,000      USD            425,961   01/19/01        (20,486)
                        NZD             579,000      USD            248,970   01/23/01         (7,240)
                        SEK             909,000      USD             93,905   01/16/01         (2,522)
                       *SGD             180,000      USD            104,173   02/06/01           (162)
                       *USD              47,271      JPY          5,180,000   02/05/01         (1,680)
                        USD             104,507      JPY         11,664,000   02/06/01         (1,831)
                                                                                            ---------
                                                                                             (641,020)
                                                                                            ---------
                       Net Unrealized Depreciation....................................      $(111,733)
                                                                                            =========

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterpart settlement risk.

                       AUD    - Australian Dollar         HKD    - Hong Kong Dollar          NZD    - New Zealand Dollar
                       CAD    - Canadian Dollar           ILS    - Israeli Shekel            SEK    - Swedish Krona
                       DKK    - Danish Krone              JPY    - Japanese Yen              SGD    - Singapore Dollar
                       EUR    - Euro Dollar               KRW    - South Korean Won          USD    - United States Dollar
                       GBP    - Pound Sterling            NOK    - Norwegian Krone           ZAR    - South African Rand

              See Notes to Financial Statements

---------------------

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2000

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --       $512,914,529
   Short-term securities*......................................   60,201,783                 --
   Repurchase agreements (cost equals market)..................      520,000         13,915,000
   Cash........................................................          637              4,057
   Foreign currency............................................           --                 --
   Receivables for --
     Fund shares sold..........................................      805,368          1,183,262
     Dividends and interest....................................      466,846          7,472,872
     Sales of investments......................................           --          9,371,850
     Foreign currency contracts................................           --                 --
   Prepaid expenses............................................          583              4,321
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                 --
                                                                   ----------------------------
                                                                  61,995,217        544,865,891
                                                                   ----------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --          9,310,703
     Fund shares redeemed......................................       50,139          2,906,540
     Management fees...........................................       27,670            269,620
     Foreign currency contracts................................           --                 --
     Variation margin on futures contracts.....................           --                 --
   Other accrued expenses......................................       68,856            156,477
   Forward commitment contracts................................           --                 --
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                 --
                                                                   ----------------------------
                                                                     146,665         12,643,340
                                                                   ----------------------------
   NET ASSETS:.................................................  $61,848,552       $532,222,551
                                                                   ============================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   61,848,552         36,833,638
   Net asset value per share...................................  $      1.00       $      14.45
                                                                   ============================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $61,848,552       $502,190,983
   Accumulated undistributed net investment income.............        1,229         29,040,594
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign currency.......       (1,229)        (6,473,040)
   Unrealized appreciation (depreciation) of investments.......           --          7,464,014
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                 --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                 --
                                                                   ----------------------------
                                                                 $61,848,552       $532,222,551
                                                                   ============================
   ---------------
   *Cost
    Investment securities......................................  $        --       $505,450,515
                                                                   ============================
    Short-term securities......................................  $60,201,783       $         --
                                                                   ============================

    See Notes to Financial Statements

---------------------

                  GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
    HIGH YIELD      INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------
    $12,250,739   $38,052,547   $883,036,915   $1,837,508,213   $71,256,189   $102,115,349   $59,200,472
        147,000            --             --               --            --        497,348     2,486,214
        925,000       120,000     32,775,000      133,010,000     4,055,000      3,500,000       760,000
          4,196           715            403        1,977,992         1,944            501       453,396
             --            --             --              153        81,924             --       387,668
          1,525         1,720        989,364        3,866,448       471,503          5,073         3,130
        515,113        29,461        607,349        1,248,453        40,078        682,624       559,279
         74,027            --      3,241,723          671,412            --             --       439,103
             --            --             --               --     1,425,487             --       707,643
            153           418          8,020           17,820           610          1,123           628
             --            --             --               --            --             --       529,287
---------------------------------------------------------------------------------------------------------
     13,917,753    38,204,861    920,658,774    1,978,300,491    77,332,735    106,802,018    65,526,820
---------------------------------------------------------------------------------------------------------
         60,523            --      4,101,652        9,036,923     3,048,089             --     2,062,669
          2,020        47,775      1,664,577       12,819,676     1,136,254        252,005        53,531
          7,937        22,745        506,394        1,161,459        40,571         90,368        51,948
             --            --             --               --     1,422,822             --       702,652
             --            --             --               --            --         83,150         2,997
         63,650        59,784        200,537          390,152        60,424         78,896        91,971
             --            --             --               --            --             --       149,530
             --            --             --               --            --             --       641,020
---------------------------------------------------------------------------------------------------------
        134,130       130,304      6,473,160       23,408,210     5,708,160        504,419     3,756,318
---------------------------------------------------------------------------------------------------------
    $13,783,623   $38,074,557   $914,185,614   $1,954,892,281   $71,624,575   $106,297,599   $61,770,502
=========================================================================================================
      2,872,929     2,300,773     26,560,951       41,210,870     3,724,331     10,737,329     6,609,184
    $      4.80   $     16.55   $      34.42   $        47.44   $     19.23   $       9.90   $      9.35
=========================================================================================================
    $22,271,703   $23,482,145   $597,930,391   $1,297,027,705   $56,810,004   $ 75,790,090   $53,495,950
      1,640,069        78,434      1,097,998        3,959,339       299,848      2,658,314     1,459,904
     (6,453,514)    3,706,362    114,966,089      377,457,446     4,213,576     10,182,527     8,233,609
     (3,674,635)   10,807,616    200,191,136      276,461,587    10,299,534     17,867,405    (1,355,367)
             --            --             --          (13,796)        1,613             --       (88,809)
             --            --             --               --            --       (200,737)       25,215
---------------------------------------------------------------------------------------------------------
    $13,783,623   $38,074,557   $914,185,614   $1,954,892,281   $71,624,575   $106,297,599   $61,770,502
=========================================================================================================
    $15,927,511   $27,244,931   $682,845,779   $1,561,046,626   $60,956,655   $ 84,247,944   $60,564,927
=========================================================================================================
    $   144,863   $        --   $         --   $           --   $        --   $    497,348   $ 2,477,126
=========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                   GOVERNMENT &
                                                                 MONEY MARKET      QUALITY BOND
                                                                  PORTFOLIO         PORTFOLIO
   --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $4,109,882       $32,110,403
     Dividends.................................................           --                --
                                                                  ----------------------------
            Total income*......................................    4,109,882        32,110,403
                                                                  ----------------------------
   EXPENSES:
     Investment management fees................................      319,461         2,892,361
     Custodian fees............................................       65,436           261,958
     Audit and tax fees........................................       24,135            28,205
     Legal fees................................................        2,640             2,640
     Reports to investors......................................        1,070            38,955
     Trustees' fees............................................          883            18,955
     Insurance expense.........................................          110               983
     Other expenses............................................        1,959             4,417
                                                                  ----------------------------
            Total expenses before custody credits..............      415,694         3,248,474
            Custody credits earned on cash balances............       (2,216)           (4,238)
                                                                  ----------------------------
   Net expenses................................................      413,478         3,244,236
                                                                  ----------------------------
   Net investment income.......................................    3,696,404        28,866,167
                                                                  ----------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments#....................       (1,229)       (4,342,683)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                --
   Net realized loss on futures contracts and options
     contracts.................................................           --                --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --        29,178,076
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................           --                --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................           --                --
                                                                  ----------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................       (1,229)       24,835,393
                                                                  ----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $3,695,175       $53,701,560
                                                                  ============================
   ---------------
   * Net of foreign withholding taxes on interest and
       dividends of............................................   $       --       $        --
                                                                  ============================
   # Net of foreign withholding taxes on capital gains of......   $       --       $        --
                                                                  ============================

    See Notes to Financial Statements

---------------------

---------------------

                  GROWTH AND                      CAPITAL        NATURAL                    STRATEGIC
    HIGH YIELD      INCOME         GROWTH      APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------
    $ 1,820,467   $    19,439   $  2,244,930   $  13,040,758   $    81,769   $ 3,278,540   $ 2,185,101
         11,250       477,626      5,796,413       6,448,277       792,414       672,973       519,762
-------------------------------------------------------------------------------------------------------
      1,831,717       497,065      8,041,343      19,489,035       874,183     3,951,513     2,704,863
-------------------------------------------------------------------------------------------------------
        114,458       309,720      6,190,033      14,230,886       451,538     1,188,855       713,886
         70,005        67,626        332,513         828,539        77,767        69,280        90,667
         25,255        22,050            610              --        21,185        21,185        34,510
          2,640         2,435          3,335          11,889         2,435         2,640         2,435
             --         2,425         65,780         161,480         1,980         2,665            --
            967         1,396         32,899          67,631         2,035         4,780         1,120
              2            70          3,063           3,632            80           137           105
          1,635         1,797          5,633           9,049         1,846         2,264           870
-------------------------------------------------------------------------------------------------------
        214,962       407,519      6,633,866      15,313,106       558,866     1,291,806       843,593
         (1,880)         (221)        (9,078)        (31,609)       (2,692)       (2,025)       (2,937)
-------------------------------------------------------------------------------------------------------
        213,082       407,298      6,624,788      15,281,497       556,174     1,289,781       840,656
-------------------------------------------------------------------------------------------------------
      1,618,635        89,767      1,416,555       4,207,538       318,009     2,661,732     1,864,207
-------------------------------------------------------------------------------------------------------
     (1,268,453)    3,713,395    116,612,158     378,052,496     8,661,596    10,218,859     8,204,271
             --            --             --           1,016        (8,066)           --       (65,015)
             --            --             --              --            --       (22,501)     (137,032)
     (1,822,011)   (6,805,929)  (134,818,295)   (562,364,252)    1,110,507   (12,990,803)  (13,727,337)
             --            --             --          (2,844)        1,248            --       138,145
             --            --             --              --                    (185,782)     (136,389)
-------------------------------------------------------------------------------------------------------
     (3,090,464)   (3,092,534)   (18,206,137)   (184,313,584)    9,765,285    (2,980,227)   (5,723,357)
-------------------------------------------------------------------------------------------------------
    $(1,471,829)  $(3,002,767)  $(16,789,582)  $(180,106,046)  $10,083,294   $  (318,495)  $(3,859,150)
=======================================================================================================
    $        --   $     2,153   $     34,812   $     139,134   $    60,395   $        36   $    58,720
=======================================================================================================
    $        --   $        --   $         --   $          --   $        --   $        --   $     2,148
=======================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,696,404      $  28,866,167
   Net realized gain (loss) on investments.....................         (1,229)        (4,342,683)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized loss on futures contracts and options
     contracts.................................................             --                 --
   Change in unrealized appreciation/depreciation of
     investments...............................................             --         29,178,076
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,695,175         53,701,560
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................             --                 --
   Dividends from net investment income........................     (3,695,175)       (24,350,000)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (3,695,175)       (24,350,000)
                                                                 --------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    193,563,338        272,909,458
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................      3,695,175         24,350,000
   Cost of shares repurchased..................................   (198,632,275)      (274,960,557)
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................     (1,373,762)        22,298,901
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (1,373,762)        51,650,461
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     63,222,314        480,572,090
                                                                 --------------------------------
   End of period...............................................  $  61,848,552      $ 532,222,551
                                                                 ================================
   ---------------
   Accumulated undistributed net investment income.............  $       1,229      $  29,040,594
                                                                 ================================
   Shares issued and repurchased:
   Sold........................................................    193,563,338         19,591,118
   Issued in reinvestment of dividends and distributions.......      3,695,175          1,765,772
   Repurchased.................................................   (198,632,275)       (19,643,552)
                                                                 --------------------------------
   Net increase (decrease).....................................     (1,373,762)         1,713,338
                                                                 ================================

    See Notes to Financial Statements

---------------------

---------------------

                    GROWTH AND                        CAPITAL         NATURAL                       STRATEGIC
     HIGH YIELD       INCOME         GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
    $  1,618,635   $     89,767   $   1,416,555   $     4,207,538   $    318,009   $  2,661,732   $   1,864,207
      (1,268,453)     3,713,395     116,612,158       378,052,496      8,661,596     10,218,859       8,204,271
              --             --              --             1,016         (8,066)            --         (65,015)
              --             --              --                --             --        (22,501)       (137,032)
      (1,822,011)    (6,805,929)   (134,818,295)     (562,364,252)     1,110,507    (12,990,803)    (13,727,337)
              --             --              --            (2,844)         1,248             --         138,145
              --             --              --                --             --       (185,782)       (136,389)
---------------------------------------------------------------------------------------------------------------
      (1,471,829)    (3,002,767)    (16,789,582)     (180,106,046)    10,083,294       (318,495)     (3,859,150)
---------------------------------------------------------------------------------------------------------------
              --     (6,460,000)    (98,905,000)     (233,675,000)            --    (21,755,000)     (9,425,000)
      (2,120,000)      (240,000)     (1,475,000)       (1,965,000)      (485,000)    (2,710,000)     (1,555,000)
---------------------------------------------------------------------------------------------------------------
      (2,120,000)    (6,700,000)   (100,380,000)     (235,640,000)      (485,000)   (24,465,000)    (10,980,000)
---------------------------------------------------------------------------------------------------------------
       6,156,005     10,131,069     412,796,160     2,500,704,757     60,096,271      3,084,520       4,284,465
       2,120,000      6,700,000     100,380,000       235,640,000        485,000     24,465,000      10,980,000
     (10,977,493)   (18,763,558)   (350,585,984)   (2,352,593,941)   (52,945,898)   (25,910,345)    (17,924,952)
---------------------------------------------------------------------------------------------------------------
      (2,701,488)    (1,932,489)    162,590,176       383,750,816      7,635,373      1,639,175      (2,660,487)
---------------------------------------------------------------------------------------------------------------
      (6,293,317)   (11,635,256)     45,420,594       (31,995,230)    17,233,667    (23,144,320)    (17,499,637)
---------------------------------------------------------------------------------------------------------------
      20,076,940     49,709,813     868,765,020     1,986,887,511     54,390,908    129,441,919      79,270,139
---------------------------------------------------------------------------------------------------------------
    $ 13,783,623   $ 38,074,557   $ 914,185,614   $ 1,954,892,281   $ 71,624,575   $106,297,599   $  61,770,502
===============================================================================================================
    $  1,640,069   $     78,434   $   1,097,998   $     3,959,339   $    299,848   $  2,658,314   $   1,459,904
===============================================================================================================
       1,071,293        519,923      10,584,435        43,416,555      3,489,498        270,308         379,071
         395,522        369,553       2,643,666         4,196,616         25,526      2,354,668       1,111,336
      (1,875,304)      (955,951)     (9,221,251)      (41,245,183)    (3,142,996)    (2,174,298)     (1,618,097)
---------------------------------------------------------------------------------------------------------------
        (408,489)       (66,475)      4,006,850         6,367,988        372,028        450,678        (127,690)
===============================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                     GOVERNMENT &
                                                                 MONEY MARKET        QUALITY BOND
                                                                   PORTFOLIO          PORTFOLIO
   -----------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.......................................  $   3,139,146      $  24,139,970
   Net realized gain (loss) on investments.....................          7,663         (1,655,132)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................             --                 --
   Net realized gain (loss) on futures contracts...............             --                 --
   Change in unrealized appreciation/depreciation of
     investments...............................................             --        (28,579,504)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................             --                 --
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................             --                 --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      3,146,809         (6,094,666)
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from capital gains............................             --         (6,865,000)
   Dividends from net investment income........................     (3,146,809)       (16,415,000)
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........     (3,146,809)       (23,280,000)
                                                                 --------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold...................................    179,814,249        339,390,559
   Proceeds from shares issued for reinvestment of dividends
     and distributions.........................................      3,146,809         23,280,000
   Proceeds received from substitution (See Note 9)............             --         14,298,099
   Cost of shares repurchased..................................   (185,292,057)      (242,689,277)
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transactions........................................     (2,330,999)       134,279,381
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (2,330,999)       104,904,715
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................     65,553,313        375,667,375
                                                                 --------------------------------
   End of period...............................................  $  63,222,314      $ 480,572,090
                                                                 ================================
   ---------------
   Accumulated undistributed net investment income.............  $          --      $  24,300,344
                                                                 ================================
   Shares issued and repurchased:
   Sold........................................................    179,814,249         23,818,255
   Issued in reinvestment of dividends and distributions.......      3,146,809          1,709,251
   Received from substitution (See Note 9).....................             --          1,006,200
   Repurchased.................................................   (185,292,057)       (17,081,841)
                                                                 --------------------------------
   Net increase (decrease).....................................     (2,330,999)         9,451,865
                                                                 ================================

    See Notes to Financial Statements.

---------------------

---------------------

                    GROWTH AND                        CAPITAL         NATURAL                       STRATEGIC
     HIGH YIELD       INCOME         GROWTH        APPRECIATION      RESOURCES     MULTI-ASSET     MULTI-ASSET
     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------
    $  2,085,138   $    236,696   $   1,745,601   $     2,275,743   $    484,404   $  2,680,558   $   1,426,461
      (2,182,287)     6,458,624      96,726,357       243,607,186       (369,964)    22,104,039       9,163,556
              --             --              --            (1,936)        (1,166)            --         (71,685)
              --             --              --                --             --       (479,135)        328,500
       1,519,578        759,336      81,579,374       519,981,745     15,443,502     (8,576,025)      5,644,669
              --             --              --            (6,845)           354             --        (235,946)
              --             --              --                --             --        153,571         137,810
---------------------------------------------------------------------------------------------------------------
       1,422,429      7,454,656     180,051,332       765,855,893     15,557,130     15,883,008      16,393,365
---------------------------------------------------------------------------------------------------------------
              --     (6,790,000)    (46,500,000)      (60,660,000)            --    (19,335,000)     (8,025,000)
      (2,865,000)      (320,000)     (2,155,000)         (935,000)      (660,000)    (3,145,000)     (1,065,000)
---------------------------------------------------------------------------------------------------------------
      (2,865,000)    (7,110,000)    (48,655,000)      (61,595,000)      (660,000)   (22,480,000)     (9,090,000)
---------------------------------------------------------------------------------------------------------------
      10,144,582     11,366,907     325,952,545     1,201,270,486     37,745,908      5,709,112       4,034,498
       2,865,000      7,110,000      48,655,000        61,595,000        660,000     22,480,000       9,090,000
              --             --              --                --             --             --      26,895,440
     (17,588,832)   (21,301,389)   (306,568,698)   (1,080,884,798)   (38,211,007)   (38,862,170)    (17,307,393)
---------------------------------------------------------------------------------------------------------------
      (4,579,250)    (2,824,482)     68,038,847       181,980,688        194,901    (10,673,058)     22,712,545
---------------------------------------------------------------------------------------------------------------
      (6,021,821)    (2,479,826)    199,435,179       886,241,581     15,092,031    (17,270,050)     30,015,910
---------------------------------------------------------------------------------------------------------------
      26,098,761     52,189,639     669,329,841     1,100,645,930     39,298,877    146,711,969      49,254,229
---------------------------------------------------------------------------------------------------------------
    $ 20,076,940   $ 49,709,813   $ 868,765,020   $ 1,986,887,511   $ 54,390,908   $129,441,919   $  79,270,139
===============================================================================================================
    $  2,094,849   $    230,707   $   1,422,103   $     1,884,487   $    474,905   $  2,683,699   $   1,610,943
===============================================================================================================
       1,507,875        520,129       9,411,183        28,555,128      2,562,721        419,596         364,726
         478,297        358,006       1,455,429         1,450,659         41,147      1,892,256         880,813
              --             --              --                --             --             --       2,365,474
      (2,544,489)      (983,570)     (8,893,880)      (26,084,913)    (2,643,067)    (2,901,429)     (1,580,847)
---------------------------------------------------------------------------------------------------------------
        (558,317)      (105,435)      1,972,732         3,920,874        (39,199)      (589,577)      2,030,166
===============================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies.

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange

---------------------
prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain/loss on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the portfolios within the Trust to amortize premium and discount on all fixed-income securities. Upon initial adoption, the portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the portfolios' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The portfolios expect that the impact of the adoption of this principle will not be material to the financial statements.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets or other appropriate methods. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 2000, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                 ACCUMULATED
                                                                UNDISTRIBUTED     ACCUMULATED
                                                                NET REALIZED     UNDISTRIBUTED      PAID
                                                                 INVESTMENT      NET REALIZED        IN
                                                                 INCOME/LOSS       GAIN/LOSS      CAPITAL
                                                                ------------------------------------------
Money Market Portfolio......................................      $     --         $      --      $    --
Government & Quality Bond Portfolio.........................       224,083          (216,910)      (7,173)
High Yield Portfolio........................................        46,585           (46,585)          --
Growth and Income Portfolio.................................        (2,040)            2,040           --
Growth Portfolio............................................      (265,660)          265,660           --
Capital Appreciation Portfolio..............................      (167,686)          167,686           --
Natural Resources Portfolio.................................        (8,066)            8,066           --
Multi-Asset Portfolio.......................................        22,883           (22,883)          --
Strategic Multi-Asset Portfolio.............................      (460,246)          460,246           --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and litigation settlements.

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if
                                                           ---------------------
bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At December 31, 2000, the Money Market, Government & Quality Bond, High Yield, Growth and Income, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 0.3%, 7.2%, 0.5%, 0.1%, 16.7%, 68.5%, 2.1%, 1.8% and 0.4%, respectively, undivided interest, representing $520,000, $13,915,000, $925,000, $120,000, $32,775,000, $133,010,000, $4,055,000,
$3,500,000 and $760,000, respectively, in principal amount, in a joint repo with Lehman Brothers, which is dated December 29, 2000, bears interest at the rate of 6.0% per annum, has an aggregate principal amount of $194,280,000 and a repurchase price of $194,409,952, matures on January 2, 2001, and is collateralized by $99,018,000 of U.S. Treasury Strips, which have zero coupon interest, mature 2/15/2009, $100,000,000 U.S. Treasury Strips, which have zero coupon interest, mature 2/15/2021, $100,000,000 of U.S. Treasury Strips, which have zero coupon interest, mature 11/15/2024, $80,000,000 of U.S. Treasury Strips, which have zero coupon interest, mature 5/15/2021, $53,226,000 of U.S. Treasury Strips, which have zero coupon interest, mature 2/15/2020, $50,200,000 of U.S. Treasury Strips, which have zero coupon interest, mature 2/15/2015 and $19,030,000 of U.S. Treasury Strip, which have zero coupon interest, mature 5/15/2011; and have an aggregate value of $200,253,573.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The portfolio segregates assets equal to or greater than the value of the open contracts. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FORWARD COMMITMENTS: Each portfolio may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments"). The forward commitments are marked-to-market daily using the market value of the underlying security that is purchased or sold under the commitment. The change in market value is recorded by the portfolio as unrealized gain or loss of investments. When a commitment is closed, the portfolio records a realized gain or loss equal to the difference between the value of the commitment at the time it was opened and the value at the time it was closed. The realized gain/loss is included with the realized gain/loss on investments in the Statement of Operations. The portfolio assumes the risk of any change in market value of the security beginning on the date of the agreement. Forward commitments may involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

---------------------

  At December 31, 2000, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                             AGGREGATE      AGGREGATE
                                               GROSS          GROSS        UNREALIZED
                                             UNREALIZED     UNREALIZED    GAIN (LOSS)       COST OF         CAPITAL LOSS
                                                GAIN           LOSS           NET         INVESTMENTS     UTILIZED/EXPIRED
                                            ------------------------------------------------------------------------------
    Money Market Portfolio*...............  $         --   $         --   $         --   $   60,721,783      $       --
    Government & Quality Bond Portfolio*..    13,315,818      5,851,804      7,464,014      519,365,515              --
    High Yield Portfolio*.................       167,847      3,848,780     (3,680,933)      17,003,672              --
    Growth and Income Portfolio...........    12,863,561      2,055,945     10,807,616       27,364,931              --
    Growth Portfolio......................   254,288,266     55,308,468    198,979,798      716,832,117              --
    Capital Appreciation Portfolio**......   456,897,228    189,193,024    267,704,204    1,702,814,009              --
    Natural Resources Portfolio*..........    12,538,787      2,875,619      9,663,168       65,648,021       4,072,622
    Multi-Asset Portfolio*................    22,363,208      4,522,833     17,840,375       88,272,322              --
    Strategic Multi-Asset Portfolio**.....     5,256,666      6,693,764     (1,437,098)      63,833,784              --


                                            CAPITAL LOSS
                                             CARRYOVER     EXPIRATION
                                            -------------------------
    Money Market Portfolio*...............   $    1,224         2008
    Government & Quality Bond Portfolio*..    5,902,145    2007-2008
    High Yield Portfolio*.................    6,246,012    2002-2008
    Growth and Income Portfolio...........           --           --
    Growth Portfolio......................           --           --
    Capital Appreciation Portfolio**......           --           --
    Natural Resources Portfolio*..........           --           --
    Multi-Asset Portfolio*................           --           --
    Strategic Multi-Asset Portfolio**.....           --           --

 * Post 10/31 Capital Loss Deferrals: Money Market $5, Government & Quality Bond $570,895, High Yield $201,204, Natural Resources $185,612 and Multi- Asset $1,246,002.

** Post 10/31 Foreign Exchange Loss Deferrals: Capital Appreciation $4,703 and
   Strategic Multi-Asset $1,198,689.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc., with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                         >   $150 million       .475%
                         >   $250 million       .450%
                         >   $500 million       .425%

Government & Quality
  Bond                    $0-$200 million       .625%
                         >   $200 million       .575%
                         >   $500 million       .500%

High Yield                $0-$250 million       .700%
                         >   $250 million       .575%
                         >   $500 million       .500%

Growth and Income         $0-$100 million       .700%
                         >   $100 million       .650%
                         >   $250 million       .600%
                         >   $500 million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Growth                    $0-$250 million       .750%
                         >   $250 million       .675%
                         >   $500 million       .600%

Capital Appreciation      $0-$ 50 million       .750%
                         >   $ 50 million       .725%
                         >   $100 million       .700%

Natural Resources        >             $0       .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
Multi-Asset              >   $200 million       .875%
                         >   $500 million       .800%

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.

  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                         >   $500 million       .020%

Government & Quality
  Bond                    $0-$ 50 million       .225%
                         >   $ 50 million       .125%
                         >   $100 million       .100%

High Yield                $0-$ 50 million       .300%
                         >   $ 50 million       .225%
                         >   $150 million       .175%
                         >   $500 million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Growth/Growth             $0-$ 50 million       .325%
  and Income             >   $ 50 million       .225%
                         >   $150 million       .200%
                         >   $500 million       .150%

                                                           ---------------------

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Capital Appreciation      $0-$ 50 million       .375%
                         >   $ 50 million       .275%
                         >   $150 million       .250%

Natural Resources         $0-$ 50 million       .350%
                         >   $ 50 million       .250%
                         >   $150 million       .200%
                         >   $500 million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Multi-Asset               $0-$ 50 million       .250%
                         >   $ 50 million       .175%
                         >   $150 million       .150%

Strategic Multi-Asset     $0-$ 50 million       .300%
                         >   $ 50 million       .200%
                         >   $150 million       .175%
                         >   $500 million       .150%

  For the year ended December 31, 2000, SAAMCo received fees of $26,411,198 from the Trust, of which SAAMCo informed the Trust that $18,764,088 was retained and $7,647,110 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the year ended December 31, 2000:

                                                                      MONEY      GOVERNMENT &                     GROWTH
                                                                      MARKET     QUALITY BOND   HIGH YIELD      AND INCOME
                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                    ------------------------------------------------------
    Purchases of portfolio securities (excluding U.S. government
      securities)...............................................    $       --   $ 34,544,319   $ 8,924,176   $10,353,622.61
    Sales of portfolio securities (excluding U.S. government
      securities)...............................................            --     14,772,191    12,912,106    18,743,215.88
    U.S. government securities excluded above were as follows:
    Purchases of U.S. government securities.....................            --    302,526,061            --               --
    Sales of U.S. government securities.........................            --    255,299,380            --               --

                                                                            CAPITAL         NATURAL                    STRATEGIC
                                                             GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                            ------------------------------------------------------------------
    Purchases of portfolio securities (excluding U.S.
      government securities)..........................    $692,586,374   $1,909,975,777   $57,245,965   $34,456,054   103,651,150
    Sales of portfolio securities (excluding U.S.
      government securities)..........................    $631,733,939    1,659,658,039    49,716,576    47,503,521   110,791,993
    U.S. government securities excluded above were as
      follows:
    Purchases of U.S. government securities...........              --               --            --     6,037,860     6,045,155
    Sales of U.S. government securities...............              --               --            --     9,321,996     5,472,757

NOTE 7. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 2000, the Trust had accrued $250,243 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 2000, expensed $49,150 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

---------------------

NOTE 8. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. Effective January 1, 1999, SAAMCo, the investment adviser, became a wholly owned subsidiary of AIG. During the year ended December 31, 2000 the following portfolios recorded realized gains and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                    REALIZED     DIVIDEND
                                                                           SECURITY                GAIN/LOSS      INCOME
                                                              -----------------------------------------------------------
    Growth and Income Portfolio.............................  American International Group, Inc.   $  222,926    $ 35,750
    Growth Portfolio........................................  American International Group, Inc.    3,044,213     139,752
    Multi-Asset Portfolio...................................  American International Group, Inc.      676,056       2,615
    Capital Appreciation Portfolio..........................  Crown Castle International Corp.      2,364,577          --
    Capital Appreciation Portfolio..........................  Transatlantic Holdings, Inc.          1,830,906       3,713
    Strategic Multi-Asset Portfolio.........................  Crown Castle International Corp.        195,835          --

NOTE 9. SUBSTITUTION: On August 6, 1999, pursuant to a Substitution Order granted by the Securities and Exchange Commission, the shares of the Fixed Income Portfolio and the Foreign Securities Portfolio were replaced with shares of the Government and Quality Bond Portfolio and Strategic Multi-Asset Portfolio, respectively. As of the close of business on August 6, 1999, the total net assets and unrealized appreciation (depreciation) of the Fixed Income Portfolio and the Foreign Securities Portfolio were as follows:

                                                                                         UNREALIZED
                                                                  NET ASSETS     APPRECIATION (DEPRECIATION)
                                                                  -----------    ---------------------------
    Fixed Income Portfolio......................................  $14,298,099             $ 580,483
    Foreign Securities Portfolio................................   26,895,440              (855,708)

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     NET                     DIVIDENDS   DIVIDENDS
                                   REALIZED       TOTAL      DECLARED    FROM NET                               NET
           NET ASSET     NET     & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                 ASSETS
             VALUE     INVEST-   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                   END OF
 PERIOD    BEGINNING    MENT          ON           MENT        MENT       INVEST-     END OF      TOTAL        PERIOD
 ENDED     OF PERIOD   INCOME*   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**     (000'S)
------------------------------------------------------------------------------------------------------------------------
                                                 Money Market Portfolio
12/31/96    $ 1.00      $0.05       $   --        $ 0.05      $(0.05)     $   --      $ 1.00        5.0%      $ 74,001
12/31/97      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1         69,804
12/31/98      1.00       0.05           --          0.05       (0.05)         --        1.00        5.1         65,553
12/31/99      1.00       0.05           --          0.05       (0.05)         --        1.00        4.7         63,222
12/31/00      1.00       0.06           --          0.06       (0.06)         --        1.00        6.0         61,849
                                          Government & Quality Bond Portfolio
12/31/96     14.23       0.87        (0.50)         0.37       (0.90)      (0.03)      13.67        2.9        221,603
12/31/97     13.67       0.84         0.42          1.26       (0.92)      (0.05)      13.96        9.5        234,623
12/31/98     13.96       0.79         0.48          1.27       (0.57)      (0.02)      14.64        9.2        375,667
12/31/99     14.64       0.78        (1.02)        (0.25)      (0.51)      (0.21)      13.68       (1.7)       480,572
12/31/00     13.68       0.82         0.70          1.52       (0.75)         --       14.45       11.4        532,223
                                                  High Yield Portfolio
12/31/96      8.33       0.74         0.19          0.93       (0.88)         --        8.38       11.7         45,687
12/31/97      8.38       0.75         0.18          0.93       (0.93)         --        8.38       11.4         40,193
12/31/98      8.38       0.71        (1.13)        (0.42)      (1.16)         --        6.80       (4.5)        26,099
12/31/99      6.80       0.62        (0.25)         0.37       (1.05)         --        6.12        5.7         20,077
12/31/00      6.12       0.57        (1.10)        (0.53)      (0.79)         --        4.80      (10.0)        13,784
                                              Growth and Income Portfolio
12/31/96++   12.01       0.33         2.02          2.35       (0.77)         --       13.59       20.2         33,465
12/31/97     13.59       0.15         3.74          3.89       (0.34)         --       17.14       28.8         44,417
12/31/98     17.14       0.14         4.80          4.94       (0.17)      (0.80)      21.11       30.2         52,190
12/31/99     21.11       0.10         3.06          3.16       (0.15)      (3.12)      21.00       15.9         49,710
12/31/00     21.00       0.04        (1.16)        (1.12)      (0.12)      (3.21)      16.55       (6.7)        38,075


                       RATIO OF NET
           RATIO OF     INVESTMENT
           EXPENSES       INCOME      PORTFOLIO
 PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    NET ASSETS    NET ASSETS      RATE
---------------------------------------------------------------------------------
                 Money Market Portfolio
12/31/96     0.6%          4.9%            --%
12/31/97     0.6           5.0             --
12/31/98     0.6           5.0             --
12/31/99     0.7           4.6             --
12/31/00     0.7           5.8             --
           Government & Quality Bond Portfolio
12/31/96     0.7           6.3          106.7
12/31/97     0.7           6.1           75.7
12/31/98     0.7           5.5          150.2
12/31/99     0.7           5.5           31.1
12/31/00     0.7           5.9           57.9
                  High Yield Portfolio
12/31/96     0.9           8.8           58.0
12/31/97     0.9           8.8          101.4
12/31/98     0.9           9.0          109.6
12/31/99     1.2           9.2           55.0
12/31/00     1.3           9.9           57.4
               Growth and Income Portfolio
12/31/96++   0.9           2.5          108.5
12/31/97     0.8           1.0           49.4
12/31/98     0.8           0.7           41.0
12/31/99     0.9           0.5           20.4
12/31/00     0.9           0.2           23.6

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                         NET                     DIVIDENDS   DIVIDENDS
                                       REALIZED       TOTAL      DECLARED    FROM NET                              NET
            NET ASSET      NET       & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE     INVESTMENT   GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING     INCOME          ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD    (LOSS)*     INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**    (000'S)
-------------------------------------------------------------------------------------------------------------------------
                                                    Growth Portfolio
 12/31/96    $19.48       $0.20         $ 4.57        $ 4.77      $(0.11)     $(0.95)     $23.19       25.0%    $ 366,602
 12/31/97     23.19        0.16           6.76          6.92       (0.20)      (2.87)      27.04       30.4       485,528
 12/31/98     27.04        0.11           7.19          7.30       (0.14)      (1.68)      32.52       29.0       669,330
 12/31/99     32.52        0.08           8.31          8.39       (0.10)      (2.29)      38.52       26.9       868,765
 12/31/00     38.52        0.06          (0.08)        (0.02)      (0.06)      (4.02)      34.42       (1.0)      914,186
                                             Capital Appreciation Portfolio
 12/31/96     23.22        0.06           5.73          5.79       (0.06)      (0.95)      28.00       25.1       567,672
 12/31/97     28.00        0.02           7.05          7.07       (0.05)      (2.81)      32.21       25.4       814,311
 12/31/98     32.21        0.04           6.24          6.28       (0.02)      (2.88)      35.59       22.2     1,100,646
 12/31/99     35.59        0.08          23.40         23.48       (0.03)      (2.02)      57.02       67.6     1,986,888
 12/31/00     57.02        0.11          (3.39)        (3.28)      (0.05)      (6.25)      47.44       (7.5)    1,954,892
                                               Natural Resources Portfolio
 12/31/96     15.12        0.22           1.89          2.11       (0.13)      (0.23)      16.87       14.1        45,329
 12/31/97     16.87        0.20          (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)       50,054
 12/31/98     14.42        0.21          (2.72)        (2.51)      (0.19)      (0.13)      11.59      (17.3)       39,299
 12/31/99     11.59        0.14           4.67          4.81       (0.18)         --       16.22       41.5        54,391
 12/31/00     16.22        0.09           3.06          3.15       (0.14)         --       19.23       19.4        71,625
                                                  Multi-Asset Portfolio
 12/31/96     13.04        0.35           1.36          1.71       (0.49)      (0.91)      13.35       13.9       150,619
 12/31/97     13.35        0.34           2.36          2.70       (0.43)      (2.10)      13.52       21.1       145,685
 12/31/98     13.52        0.30           2.56          2.86       (0.40)      (2.49)      13.49       24.5       146,712
 12/31/99     13.49        0.26           1.28          1.54       (0.34)      (2.11)      12.58       12.5       129,442
 12/31/00     12.58        0.27          (0.21)         0.06       (0.30)      (2.44)       9.90       (0.6)      106,298
                                             Strategic Multi-Asset Portfolio
 12/31/96     11.78        0.25           1.41          1.66       (0.40)      (0.84)      12.20       14.8        57,744
 12/31/97     12.20        0.23           1.48          1.71       (0.31)      (2.32)      11.28       14.3        53,289
 12/31/98     11.28        0.23           1.13          1.36       (0.26)      (1.92)      10.46       15.2        49,254
 12/31/99     10.46        0.24           2.50          2.74       (0.17)      (1.26)      11.77       28.2        79,273
 12/31/00     11.77        0.29          (0.85)        (0.56)      (0.26)      (1.60)       9.35       (5.6)       61,771


                          RATIO OF NET
            RATIO OF       INVESTMENT
            EXPENSES      INCOME (LOSS)   PORTFOLIO
 PERIOD    TO AVERAGE      TO AVERAGE     TURNOVER
  ENDED    NET ASSETS      NET ASSETS       RATE
--------------------------------------------------------------------------------------------
                       Growth Portfolio
 12/31/96      0.8%           0.9%           51.7%
 12/31/97      0.8             0.6           32.2
 12/31/98      0.8             0.4           27.1
 12/31/99      0.7             0.2           39.9
 12/31/00      0.7             0.2           69.8
                Capital Appreciation Portfolio
 12/31/96      0.8             0.2           69.2
 12/31/97      0.7             0.1           60.1
 12/31/98      0.7             0.1           59.6
 12/31/99      0.7             0.2           63.7
 12/31/00      0.7             0.2           84.2
                 Natural Resources Portfolio
 12/31/96      0.9             1.3           52.5
 12/31/97      0.9             1.2           27.9
 12/31/98      0.9             1.6           51.2
 12/31/99      1.0             1.0           86.7
 12/31/00      0.9             0.5           85.0
                    Multi-Asset Portfolio
 12/31/96      1.1             2.6           64.1
 12/31/97      1.1             2.4           56.5
 12/31/98      1.1             2.2           51.1
 12/31/99      1.1             2.0           40.9
 12/31/00      1.1             2.2           35.9
               Strategic Multi-Asset Portfolio
 12/31/96      1.4             2.0           51.3
 12/31/97      1.4             1.8           59.7
 12/31/98      1.5             2.0          157.1
 12/31/99      1.5             2.4          158.9
 12/31/00      1.2             2.6          165.4

---------------
* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, total return would have been lower for each period presented.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Government & Quality Bond Portfolio, High Yield Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the nine portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which, require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 16, 2001

---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2000. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2000. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2001.

During the year ended December 31, 2000 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                NET            NET              NET        QUALIFYING % FOR THE
                                                   TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                 DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
                                                 ---------   ----------   --------------   -------------   --------------------
Money Market Portfolio.........................    $0.06       $0.06          $  --            $  --                  --%
Government & Quality Bond Portfolio............     0.75        0.75             --               --                  --
High Yield Portfolio...........................     0.79        0.79             --               --                2.87
Growth and Income Portfolio....................     3.33        0.12           0.01             3.20              100.00
Growth Portfolio...............................     4.08        0.06           0.47             3.55               41.91
Capital Appreciation Portfolio.................     6.30        0.05           3.26             2.99                2.32
Natural Resources Portfolio....................     0.14        0.14             --               --               81.01
Multi-Asset Portfolio..........................     2.74        0.30           0.33             2.11               14.37
Strategic Multi-Asset Portfolio................     1.86        0.26           0.83             0.77                2.28

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. STOCKS

              Wellington Management Company, LLP is pleased to provide the following investment comments regarding the nine Anchor Series Trust Portfolios for the fiscal year ended December 31, 2000. The accompanying graphs compare the performance of a $10,000 investment in each portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2000. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. To provide investors with additional perspective we have added comparative fund averages as compiled by Lipper Analytical Services. The Lipper averages referred to in the following pages represent all variable annuity underlying funds with similar objectives and are included in each portfolio's discussion when a comparable Lipper category exists. The Lipper returns shown include all fund expenses but exclude insurance company expenses associated with the variable annuities. We believe these averages may be helpful to shareholders in evaluating the Anchor Series Trust Portfolios, since an average of comparable funds is often a truer comparison than an unmanaged index of securities such as the S&P 500 or the Lehman Aggregate (which are not actively managed and are reported "gross" of all expenses and transaction costs).

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

              The Money Market Portfolio returned 5.95%, slightly behind the Lipper Variable Annuity Money Market Fund Average return of 5.99% in 2000. After six rate hikes for a cumulative increase of 175 basis points since June of 1999, the U.S. economy slowed abruptly during late 2000. The Fed shifted their bias to easing in December and, in an aggressive off-cycle move, cut rates in the first week of January 2001. We expect the Fed to cut rates again in the coming months and, in this environment, we will manage the portfolio with longer average maturities while maintaining a high level of liquidity and quality. The $1.00 NAV was maintained at all times throughout the year.

---------------------

              FIXED-INCOME PORTFOLIOS

[GOVERNMENT/QUALITY BOND PORTFOLIO GRAPHIC]

                                                 GOVERNMENT AND QUALITY      LIPPER VA-UF U.S. GOVT.         LEHMAN BROTHERS
                                                     BOND PORTFOLIO               FUNDS AVERAGE              AGGREGATE INDEX
                                                 ----------------------      -----------------------         ---------------
12/90                                                     10000                       10000                       10000
12/91                                                     11729                       11574                       11600
12/92                                                     12538                       12369                       12459
12/93                                                     13576                       13563                       13673
12/94                                                     13159                       13022                       13274
12/95                                                     15714                       15244                       15727
12/96                                                     16168                       15641                       16298
12/97                                                     17709                       17016                       17871
12/98                                                     19335                       18426                       19424
12/99                                                     19015                       18034                       19264
12/00                                                     21173                       20219                       21504

GOVERNMENT AND QUALITY BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          11.35%
5-year                                                           6.15%
10-year                                                          7.79%

The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper Variable Annuity General U.S. Government category includes funds which invest at least 65% of assets in U.S. government and agency issues.

              GOVERNMENT AND QUALITY BOND PORTFOLIO

                The Government and Quality Bond Portfolio returned 11.4% in
              2000. Despite closing out the year on a strong note, the portfolio trailed the Lipper General U.S. Government Variable Annuity Fund Average return of 12.1% and the Lehman Aggregate return of 11.6%. The portfolio's addition of duration via the Treasury sector as well as the portfolio's high quality bias were additive to returns late in the year. However, the portfolio's longer duration position and exposure to spread sectors detracted from relative performance earlier in the year.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[HIGH YIELD PORTFOLIO GRAPHIC]

                                                                                LIPPER VA-UF HIGH         LEHMAN BROTHERS HIGH
                                                  HIGH YIELD PORTFOLIO        CURRENT YIELD AVERAGE            YIELD INDEX
                                                  --------------------        ---------------------       --------------------
12/90                                                     10000                       10000                       10000
12/91                                                     13306                       13516                       14619
12/92                                                     15156                       15710                       16921
12/93                                                     18048                       18613                       19817
12/94                                                     17240                       18066                       19618
12/95                                                     20478                       21326                       23380
12/96                                                     22874                       24250                       26033
12/97                                                     25477                       27514                       29357
12/98                                                     24335                       27635                       29905
12/99                                                     25726                       28688                       30620
12/00                                                     23165                       26672                       28826

HIGH YIELD PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                        -9.95%
5-year                                                         2.04%
10-year                                                        8.52%

The Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the index must be U.S. dollar-denominated and non-convertible. The Lipper Variable Annuity High Current Yield category includes funds which aim at high (relative) current yield from fixed income securities. There are no quality or maturity restrictions, though these funds tend to invest in lower grade debt issues.

              HIGH YIELD PORTFOLIO

                The High Yield Portfolio returned -10.0% in 2000,
              under-performing both the Lehman High Yield index return of -5.9% and the Lipper VA High Current Yield Average return of -7.0%. Portfolio performance was adversely affected during the year by significant and volatile cash flows. In addition, during difficult periods such as 2000, more liquid instruments are more apt to reflect market changes and the portfolio's exposure to these types of securities also hurt performance during the year.

              The graph represents past performance, which is not indicative of future results.

---------------------
66

              BALANCED PORTFOLIOS

[MULTI-ASSET PORTFOLIO GRAPHIC]

                                                      LIPPER VA-UF
                                   MULTI-ASSET       FLEXIBLE FUNDS          S&P 500         LEHMAN BROTHERS
                                    PORTFOLIO            AVERAGE         COMPOSITE INDEX     AGGREGATE INDEX      CUSTOM INDEX
                                   -----------       --------------      ---------------     ---------------      ------------
12/90                                 10000               10000               10000               10000               10000
12/91                                 12719               12519               13056               11600               12419
12/92                                 13764               13478               14054               12459               13338
12/93                                 14770               15129               15450               13673               14625
12/94                                 14521               14857               15674               13274               14627
12/95                                 18142               18491               21521               15727               18858
12/96                                 20659               21061               26481               16298               21699
12/97                                 25026               25048               35338               17871               26772
12/98                                 31149               28469               45497               19424               32332
12/99                                 35026               31922               55054               19264               36314
12/00                                 34825               32140               50095               21504               35862

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          -0.57%
5-year                                                          13.93%
10-year                                                         13.30%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lehman Brothers Aggregate Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. The Lipper VA Flexible category includes funds which allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers Aggregate Index, and 5% 3-month T-bill.

              MULTI-ASSET PORTFOLIO

                The Multi-Asset Portfolio returned -0.6% in 2000, ahead of the custom index return of -1.2% but trailing the Lipper Variable Annuity Flexible Funds Average return of 0.7%. The custom index is comprised of 60% S&P 500, 35% Lehman Brothers Aggregate, and 5% 3 Month T-bill. On an absolute basis, the fixed income portion of the portfolio added to returns as it outperformed the overall bond market return (as measured by the Lehman Aggregate index.) Meanwhile, though the equity portion of the portfolio comfortably outperformed the market (as measured by the S&P 500 Index), absolute returns were negative. Security selection had an overall positive effect on performance. Equity exposure ranged from 62% to 64% of the portfolio during 2000. This somewhat aggressive strategic asset mix of the portfolio hurt returns slightly, as stocks posted a weak year of performance.

    The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[STRATEGIC MULTI-ASSET PORTFOLIO GRAPHIC]

                                                                                                 SALOMON
                                                      LIPPER VA-UF                           BROTHERS WORLD
                                STRATEGIC MULTI-     GLOBAL FLEXIBLE      MSCI AC WORLD     GOV'T BOND U.S.$
                                 ASSET PORTFOLIO         AVERAGE         FREE USD INDEX       HEDGED INDEX        CUSTOM INDEX
                                ----------------     ---------------     --------------     ----------------      ------------
12/90                                 10000               10000               10000               10000               10000
12/91                                 12419               12232               11991               11319               12165
12/92                                 12907               12995               11484               12211               12473
12/93                                 14883               15483               14341               13727               14649
12/94                                 14499               15106               15062               13215               14955
12/95                                 17800               18377               17993               15601               18096
12/96                                 20436               21203               20368               16956               20214
12/97                                 23363               23767               23423               18752               23255
12/98                                 26917               26393               28568               20822               27173
12/99                                 34499               29974               36227               21098               32003
12/00                                 32562               27945               31176               23348               29606

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          -5.61%
5-year                                                          12.83%
10-year                                                         12.53%

The Lipper Variable Annuity-UF Global Flexible Average includes funds which allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of its portfolio is invested in securities traded outside of the U.S., including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion. Custom Index consists of 65% MSCI AC World Free, 20% Salomon Brothers World Gov't Bond (U.S.$ Hedged), 10% Lehman Brothers High Yield Index, and 5% 3-month T-bill. Custom Index prior to 2/28/98 consisted of 30% MSCI AC World Free Ex-U.S., 20% Lehman Brothers Aggregate, 30% S&P 500 Composite Index and 10% Russell 2000 Index, and 10% 3-month T-bill.

              STRATEGIC MULTI-ASSET PORTFOLIO

                The Strategic Multi-Asset Portfolio returned -5.6% in 2000, well ahead of similar funds as measured by the Lipper Variable Annuity Global Flexible Average which returned -6.8% as well as the custom index return of -7.5%. The Strategic Multi-Asset Portfolio is a global asset allocation fund which invests broadly across the world's major stock markets (including large cap and small cap investments) and the world's major bond markets (both investment grade and high yield). The custom index is a combination of the following: 65% MSCI AC World Free, 20% Solomon Brothers World Gov't Bond (U.S. $ Hedged), 10% Lehman Brothers High Yield and 5% Three Month T-bill. Some of the component piece returns of the custom index were as follows:

                       Salomon Brothers World Government Bond Index (Hedged).......   10.7%
                       Lehman Brothers High Yield Index............................   -5.9%
                       MSCI All Country World Free Index...........................  -13.9%

                Strong security selection was additive to returns in 2000.
              Country selection in the equity portfolio also contributed positively to the strong relative returns. The Portfolio's asset allocation ranged as follows for 2000:

                       Global High Yield...........................................  13 to 16%
                       Global Bonds................................................  15 to 17%
                       Core Global Equities........................................  45 to 51%
                       Aggressive Growth Equities..................................  16 to 20%

                A substantial weighting in global bonds boosted returns though absolute returns were hurt by the portfolio's exposure to the challenging equity markets via the core global equity and aggressive growth allocations.

              The graph represents past performance, which is not indicative of future results.
---------------------
68

              EQUITY PORTFOLIOS

[GROWTH AND INCOME PORTFOLIO GRAPHIC]

                                                    GROWTH AND INCOME         LIPPER VA-UF GROWTH &
                                                        PORTFOLIO                INCOME AVERAGE          S&P 500 COMPOSITE INDEX
                                                    -----------------         ---------------------      -----------------------
12/90                                                     10000                       10000                       10000
12/91                                                     12680                       12837                       13056
12/92                                                     15229                       13927                       14054
12/93                                                     18582                       15643                       15450
12/94                                                     16785                       15591                       15674
12/95                                                     19571                       20557                       21521
12/96                                                     23514                       24802                       26481
12/97                                                     30277                       31563                       35338
12/98                                                     39410                       36761                       45497
12/99                                                     45668                       42143                       55054
12/00                                                     42607                       42628                       50095

THE GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                        -6.70%
5-year                                                        16.84%
10-year                                                       15.60%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth and Income category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

              GROWTH AND INCOME PORTFOLIO

                The Growth and Income Portfolio returned -6.7%, ahead of the benchmark S&P 500 return of -9.1%, although it trailed the more value-oriented Lipper Growth and Income Variable Annuity Average return of 1.2% in 2000. The consumer staples, health care, and energy sectors posted strong returns during the year while telecom, technology, basic materials and media stocks were weak. The portfolio's overweight position and security selection in health care as well as its underweight position in technology were strong additive factors to performance relative to the S&P 500 Index. Some of the top performing stocks for the year included American Home Products, Merrill Lynch and Cardinal Health. The portfolio's total return orientation, diversified approach and valuation discipline resulted in outperformance relative to the S&P 500 Index, which was highly influenced by the technology sector and momentum-oriented stocks.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[GROWTH PORTFOLIO GRAPHIC]

                                                                S&P 500 COMPOSITE         LIPPER VA-UF
                                          GROWTH PORTFOLIO            INDEX              GROWTH AVERAGE          CUSTOM INDEX
                                          ----------------      -----------------        --------------          ------------
12/90                                         10000.00               10000.00               10000.00
12/91                                         14082.00               13056.00               13670.00
12/92                                         14846.00               14054.00               14788.00
12/93                                         15997.00               15450.00               16557.00
12/94                                         15242.00               15674.00               16383.00
12/95                                         19254.00               21521.00               21803.00               18949.00
12/96                                         24076.00               26481.00               26274.00               23233.00
12/97                                         31397.00               35338.00               33137.00               30487.00
12/98                                         40491.00               45497.00               41372.00               38462.00
12/99                                         51397.00               55054.00               54391.00               47371.00
12/00                                         50867.00               50095.00               49376.00               43441.00

THE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          -1.03%
5-year                                                          21.45%
10-year                                                         17.66%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Growth category includes funds which normally invest in companies whose long term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. The Custom Index as of 2/29/00 consists of 40% Russell 3000 Index and 60% Morningstar Growth Fund Index. Prior to 2/29/00, the Custom Index consisted of 50% Russell 3000 Index and 50% Morningstar Growth Fund Index. We created this custom benchmark in 8/95.

              GROWTH PORTFOLIO

                The Growth Portfolio returned -1.0%, well ahead of the S&P 500
              Index return of -9.1% as well as the Lipper Variable Annuity Growth Average return of -9.2%. The portfolio's overweight position in health care and overall security selection were major additive factors to relative returns. Some of the top performing stocks, including Waters, Ace, Quest Diagnostics, American Home Products and Pharmacia, were all major positive factors in the portfolio's outperformance during 2000. The portfolio focuses broadly on high quality companies across sectors and market cap ranges and therefore generally has the risk profile of broad market averages such as the Russell 3000. We have shown above the representative custom index, which combines the Russell 3000 stocks together with the stocks held by the 30 largest growth mutual funds as compiled by Morningstar. Over longer periods of time, this custom index (which returned -8.3% in 2000) may have been more representative of the investment universe for this portfolio.

              The graph represents past performance, which is not indicative of future results.
---------------------
70

[CAPITAL APPRECIATION PORTFOLIO GRAPHIC]

                                                                                          LIPPER VA-UF
                                        CAPITAL APPRECIATION                          CAPITAL APPRECIATION
                                             PORTFOLIO          RUSSELL 2000 INDEX          AVERAGE              CUSTOM INDEX
                                        --------------------    ------------------    --------------------       ------------
12/90                                          10000                  10000                  10000                  10000
12/91                                          15619                  14605                  14628                  13565
12/92                                          19670                  17294                  16072                  15002
12/93                                          23814                  20563                  18494                  17479
12/94                                          22915                  20189                  18178                  17561
12/95                                          30827                  25931                  24173                  22934
12/96                                          38576                  30208                  28074                  27185
12/97                                          48386                  36962                  34169                  34052
12/98                                          59129                  36020                  41471                  38293
12/99                                          99297                  43677                  58084                  46860
12/00                                          91879                  42356                  53402                  43929

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          -7.47%
5-year                                                          24.36%
10-year                                                         24.80%

The Lipper Variable Annuity Capital Appreciation category includes funds which aim at maximum capital appreciation. Custom Index consists of 45% S&P 500 Composite Index, 45% Russell 2000 Index, and 10% MSCI AC World Free ex-U.S. Index.

              CAPITAL APPRECIATION PORTFOLIO

                The Capital Appreciation Portfolio returned -7.5% in 2000, ahead of the Lipper Capital Appreciation Variable Annuity Average return of -8.1% but trailing the custom index return of -6.3% and the small capitalization Russell 2000 index return -3.0%. The custom index is comprised of 45% S&P 500, 45% Russell 2000, and 10% MSCI AC World Free Ex-U.S., and was developed to more accurately reflect the more diversified exposure that is typical of the eclectic, bottom up approach of this portfolio. The portfolio's large exposure to, and security selection in, health care as well as strong security selection in the weak-performing technology sector helped relative performance with strong returns from Genzyme, 3Com, Corning, Immunex, Millenium Pharmaceuticals and Baxter.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[NATURAL RESOURCES PORTFOLIO GRAPHIC]

                                                  LIPPER VA-UF
                                   NATURAL           NATURAL           S&P 500
                                  RESOURCES         RESOURCES         COMPOSITE        MSCI ENERGY        MSCI GOLD
                                  PORTFOLIO          AVERAGE            INDEX         SOURCES INDEX      MINES INDEX
                                  ---------       ------------        ---------       -------------      -----------
12/90                             10000.00          10000.00          10000.00
12/91                             10487.00          10224.00          13056.00
12/92                             10751.00          10093.00          14054.00
12/93                             14637.00          13778.00          15450.00          12439.00          12439.00
12/94                             14784.00          13408.00          15674.00          13580.00          11304.00
12/95                             17366.00          15090.00          21521.00          16816.00          12122.00
12/96                             19817.00          17938.00          26481.00          20859.00          11902.00
12/97                             18114.00          16278.00          35338.00          24435.00           7265.00
12/98                             14975.00          13117.00          45497.00          26179.00           6651.00
12/99                             21203.00          16352.00          55054.00          32213.00           6735.00
12/00                             25319.00          20270.00          50095.00          33670.00           5455.00


                                  MSCI NON-
                               FERROUS METALS
                                    INDEX
                               --------------
12/90
12/91
12/92
12/93                             12439.00
12/94                             14269.00
12/95                             16051.00
12/96                             16957.00
12/97                             12593.00
12/98                             11132.00
12/99                             20134.00
12/00                             17000.00

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

1-year                                                          19.42%
5-year                                                           7.83%
10-year                                                          9.73%

The S&P 500 Composite Index tracks the performance of 500 large company stocks which are designed to represent price movements in the U.S. equity market. Companies are chosen for market size and liquidity so that, in aggregate, they represent a broad distribution across industry groups. The index includes both foreign and domestic stocks traded publicly in the U.S. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies. The Lipper Variable Annuity Natural Resources category includes funds which invest more than 65% of its equity commitment in natural resource stocks. The MSCI Non-Ferrous Metals, Gold Mines, and Energy Sources indices represent specific commodities underlying the Natural Resources Portfolio.

              NATURAL RESOURCES PORTFOLIO

                The Natural Resources Portfolio returned a healthy 19.4% for the year, yet trailed the Lipper Variable Annuity Natural Resources Average return of 24.0%. Energy stocks finished the year strong, completing their second straight year of meaningful outperformance. Natural gas prices continued to climb during the year, doubling in the fourth quarter and quadrupling during the year. Listed below are the annual returns for each of the major sectors represented in this Portfolio:

                       MSCI Material and Commodities...............................  -14.4%
                       MSCI Forest Product and Paper...............................  -15.7%
                       MSCI Steels.................................................  -38.8%
                       MSCI Non-Ferrous Metals.....................................  -15.6%
                       MSCI Gold Mines.............................................  -19.0%
                       MSCI Energy Equipment/Services..............................   35.4%
                       MSCI Energy Sources.........................................    4.5%

                Energy stocks added to returns in 2000. However, the portfolio's exposure to metals and minerals (35.6% as of 12/31/00) hurt relative performance during the year.

              The graph represents past performance, which is not indicative of future results.

---------------------
72